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AEL Personal PortfolioSM
Jan. 6, 1997
Variable Annuity Prospectus

The AEL Personal PortfolioSM is a flexible premium variable annuity contract offered by American Enterprise Life Insurance Company (American Enterprise Life) a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation. Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuity is available for qualified and nonqualified retirement plans.

American Enterprise Variable Annuity Account

Sold by:  American Enterprise Life Insurance Company.
Administrative Office:  80 South Eighth Street, P.O. Box 534,
Minneapolis, MN  55440-0534.  Telephone:  612-671-7700.

THIS PROSPECTUS CONTAINS THE INFORMATION ABOUT THE VARIABLE ACCOUNT THAT YOU SHOULD KNOW BEFORE INVESTING. Refer to "The variable account" in this prospectus.

THE PROSPECTUS IS ACCOMPANIED OR PRECEDED BY THE FOLLOWING
PROSPECTUSES: THE RETIREMENT ANNUITY MUTUAL FUND PROSPECTUS (DESCRIBING IDS LIFE AGGRESSIVE GROWTH FUND, IDS LIFE INTERNATIONAL EQUITY FUND, IDS LIFE CAPITAL RESOURCE FUND, IDS LIFE MANAGED FUND, IDS LIFE SPECIAL INCOME FUND, AND IDS LIFE MONEYSHARE FUND); THE OCC ACCUMULATION TRUST,FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST (DESCRIBING OCC ACCUMULATION TRUST MANAGED PORTFOLIO AND OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO); THE PUTNAM VARIABLE TRUST, FORMERLY KNOWN AS PUTNAM CAPITAL MANAGER TRUST, (DESCRIBING PUTNAM VT DIVERSIFIED INCOME FUND, PUTNAM VT GROWTH AND INCOME FUND, PUTNAM VT HIGH YIELD FUND AND PUTNAM VT NEW OPPORTUNITIES FUND); AND GT GLOBAL VARIABLE INVESTMENT FUNDS (DESCRIBING GT GLOBAL VARIABLE LATIN AMERICA FUND AND GT GLOBAL VARIABLE NEW PACIFIC FUND). PLEASE KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN ENTERPRISE LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY FINANCIAL INSTITUTION NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN THE ANNUITY INVOLVE INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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A Statement of Additional Information (SAI) dated Jan. 6, 1997,
(incorporated by reference into this prospectus) has been filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.
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                         Table of contents

Key terms.....................................................
The AEL Personal PortfolioSM in brief.........................
Expense summary...............................................
Condensed financial information (unaudited)...................
Financial statements..........................................
Performance information.......................................
The variable account..........................................
The funds.....................................................
     IDS Life Aggressive Growth Fund..........................
     IDS Life International Equity Fund.......................
     IDS Life Capital Resource Fund...........................
     IDS Life Managed Fund....................................
     IDS Life Special Income Fund.............................
     IDS Life Moneyshare Fund.................................
     OCC Accumulation Trust Managed Portfolio.................
     OCC Accumulation Trust U.S. Government Income Portfolio..
     Putnam VT Diversified Income Fund........................
     Putnam VT Growth and Income Fund.........................
     Putnam VT High Yield Fund................................
     Putnam VT New Opportunities Fund.........................
     GT Global Variable Latin America Fund....................
     GT Global Variable New Pacific Fund......................
The fixed account.............................................
Buying your annuity...........................................
     The retirement date......................................
     Beneficiary..............................................
     How to make payments.....................................
Charges.......................................................
     Contract administrative charge...........................
     Variable account administrative charge...................
     Mortality and expense risk fee...........................
     Withdrawal charge........................................
     Waiver of withdrawal charges.............................
     Premium taxes............................................
Valuing your investment.......................................
     Number of units..........................................
     Accumulation unit value..................................
     Net investment factor....................................
     Factors that affect variable subaccount
         accumulation units...................................
Making the most of your annuity...............................
     Automated dollar-cost averaging..........................
     Transferring money between subaccounts...................
     Transfer policies........................................
     Two ways to request a transfer or a withdrawal...........
Withdrawals from your contract................................
     Withdrawal policies......................................
     Receiving payment when you request a withdrawal..........
Changing ownership............................................
Benefits in case of death.....................................
The annuity payout period.....................................
     Annuity payout plans.....................................
     Death after annuity payouts begin........................
Taxes.........................................................
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Voting rights.................................................
Substitution of investments...................................
Distribution of the contracts.................................
About American Enterprise Life................................
Regular and special reports...................................
      Services................................................
      Table of contents of the Statement of Additional
      Information.............................................

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Key terms

These terms can help you understand details about your annuity.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the contract owner's investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Enterprise Life.

Mutual funds (funds) - Fourteen mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Enterprise Life for an annuity.
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Qualified annuity - An annuity purchased for a retirement plan thats subject to applicable federal law and any rules of the plan itself. These plans include:

o  Individual Retirement Annuities (IRAs)
o  Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Withdrawal charge - A deferred sales charge that may be applied if you make a withdrawal from your annuity before the retirement date.

Withdrawal value - The amount you are entitled to receive if you fully withdraw your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - Consists of fourteen separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The AEL Personal PortfolioSM in brief

Purpose: The AEL Personal PortfolioSM is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your agent or our Minneapolis administrative office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the contract; the refund amount may be more or less than the payment you made. (Exceptions:
If the law so requires, all of your purchase payments will be refunded.)

Accounts: You may allocate your purchase payments among any or all of:

o fourteen variable subaccounts of the variable account, each of which invests in mutual funds with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. We cannot guarantee
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      that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at rates that are adjusted periodically by American Enterprise Life. (p. )

Buying the annuity: Your agent will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis administrative office. You may buy a nonqualified annuity or a qualified annuity. Payment must be made in a lump sum with the option of additional payments in the future. In some states there are time limitations for making additional payments. (p.)

o     Minimum initial payment - $2,000
o     Minimum additional payment - $50
o     Maximum total payment(s) (without prior approval) -
      $1,000,000

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences.
Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Payment in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable subaccount and the fixed account. (p. )

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Taxes:  Generally, your annuity grows tax-deferred until you fully withdraw it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p. )

Charges: Your AEL Personal PortfolioSM is subject to a $30 annual contract administrative charge, a 0.15% variable account administrative charge, a 1.25% mortality and expense risk fee, a withdrawal charge and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted either from your purchase payments or upon total withdrawal or when annuity payments begin. (p. )

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the AEL Personal PortfolioSM.

You pay no sales charge when you purchase the AEL Personal PortfolioSM. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Direct charges. These are deducted directly from the contract value. They include:

Withdrawal charge: The withdrawal charge starts at 7% of the purchase payment in the first contract year of payment receipt and decreases by 1% each contract year thereafter. There is no withdrawal charge on earnings and on purchase payments we received in any contract year six or more years prior to the contract year of withdrawal.

Annual contract administrative charge:  $30.

Indirect charges. The variable account pays these expenses out of its assets. They are reflected in the variable subaccounts' daily accumulation unit values and are not charged directly to your account. They include:

Mortality and expense risk fee: 1.25% per year, deducted from the subaccounts of the variable account as a percentage of the average daily net assets of the underlying fund.

Variable account administrative charge: 0.15% per year, deducted from the subaccounts of the variable account as a percentage of the average daily net assets of the underlying fund.

Operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows: *

CAPTION
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                                                                                                              OCC***
                        IDS Life       IDS Life       IDS Life                 IDS Life                     Accumulation
                       Aggressive    International    Capital      IDS Life     Special       IDS Life      Trust Managed
                         Growth         Equity        Resource      Managed     Income       Moneyshare       Portfolio
                                                                                                            (after expense
                                                                                                             limitations)
Management fees           .64%           .86%           .63%         .62%        .63%           .54%            .80%

Other expenses            .04            .09            .04          .03         .04            .05             .14

Total                     .68%**         .95%**         .67%**       .65%**      .67%**         .59%**          .94%

                           OCC***
                       Accumulation
                     Trust U.S. Gov-     Putnam VT       Putnam VT                                GT Global          GT Global
                      ernment Income    Diversified     Growth and    Putnam VT   Putnam VT New    Variable           Variable
                        Portfolio          Income         Income      High Yield  Opportunities   Latin America      New Pacific
                     (after expense                                                              (after expense    (after expense
                      limitations)                                                                limitations)      limitations)

Management fees            .60%             .70%            .52%        .70%         .70%            1.00%             1.00%

Other expenses             .40              .15             .05         .09          .14              .25               .25

Total                     1.00%             .85%+           .57%+       .79%+        .84%+           1.25++            1.25++

  *Premium taxes imposed by some state and local governments are not reflected in this table.
 **Annualized operating expenses of underlying mutual funds at Dec. 31, 1995.
***The annual expenses of the OCC Accumulation Trust Portfolios as of Dec. 31, 1995 have been restated to reflect new management fee and expense limitation agreements in effect as of May 1, 1996.  Effective May 1, 1996, the expenses of the Portfolios of the
   OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets.  Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and U.S. Government Income Portfolios will be voluntary limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets.  Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended Dec. 31, 1995 would have been .80%, .14% and .94%, respectively, for the Managed Portfolio and .60%, .65% and 1.25%,
   respectively, for the U.S. Government Income Portfolio.
  +Operating expenses of the underlying mutual funds at Dec. 31, 1995.
 ++Figures in the "Other Expenses" and "Total" columns are restated from the amounts you would have incurred in 1995 to reflect fee and reimbursement or waiver arrangements.  If there had been no reimbursement of expenses by LGT Asset Management and no expense reductions, the actual expenses of each Fund, expressed as a percentage of net assets, with "Management fees" stated first, then
   "Other expenses," followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, 0.69%, 1.69%;
   and GT Global Variable New Pacific Fund, 1.00%, 0.61%, 1.61%.

Example:*

                                                                                                                OCC
                        IDS Life       IDS Life       IDS Life                 IDS Life                     Accumulation
                       Aggressive    International    Capital      IDS Life     Special       IDS Life      Trust Managed
                         Growth         Equity        Resource      Managed     Income       Moneyshare       Portfolio

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year                 $ 92.87       $ 95.55         $ 92.77      $ 92.57      $ 92.77       $ 91.97        $ 95.45

 3 years                 120.49        128.53          120.20       119.60       120.20        117.80         128.23

 5 years                 150.75        164.15          150.25       149.25       150.25        146.24         163.65

10 years                 258.90        285.57          257.89       255.88       257.89        249.81         284.60

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year                 $ 22.87       $ 25.55         $ 22.77      $ 22.57      $ 22.77       $ 21.97        $ 25.45

 3 years                  70.49         78.53           70.20        69.60       70.20          67.80          78.23

 5 years                 120.75        134.15          120.25       119.25      120.25         116.24         133.65

10 years                 258.90        285.57          257.89       255.88      257.89         249.81         284.60
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                          OCC
                      Accumulation
                       Trust U.S.             Putnam VT       Putnam VT                                   GT Global      GT Global
                       Government            Diversified      Growth and    Putnam VT   Putnam VT New     Variable       Variable
                    Income Portfolio           Income           Income      High Yield  Opportunities   Latin America   New Pacific

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year             $ 96.04                  $ 94.56           $ 91.77      $ 93.96     $ 94.46        $ 98.50          $ 98.50

 3 years             130.01                   125.56            117.20       123.78      125.27         137.36           137.36

 5 years             166.60                   159.21            145.23       156.24      158.72         178.77           178.77

10 years             290.42                   275.79            247.78       269.87      274.81         314.23           314.23

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year             $ 26.04                  $ 24.56           $ 21.77      $ 23.96     $ 24.46        $ 28.50          $ 28.50

 3 years              80.01                    75.56             67.20        73.78       75.27          87.36            87.36

 5 years             136.60                   129.21            115.23       126.24      128.72         148.77           148.77

10 years             290.42                   275.79            247.78       269.87      274.81         314.23           314.23

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .170% charge based on the estimated average contract size.

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Condensed Financial Information (unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Condensed Financial Information (unaudited)
                                                        Nine month           Period from
                                                      period ended            Feb. 21 to
                                                    Sept. 30, 1996        Dec. 31, 1995*
________________________________________________________________________________________
Subaccount ECR (Investing in shares of Capital Resource Fund)
Accumulation unit value at beginning of period..........     $1.20                 $1.00
Accumulation unit value at end of period................     $1.23                 $1.20
Number of accumulation units outstanding
at end of period (000 omitted)..........................     2,069                   818
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount ESI (Investing in shares of Special Income Fund)
Accumulation unit value at beginning of period..........     $1.17                 $1.00
Accumulation unit value at end of period................     $1.20                 $1.17
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,162                   414
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EMS (Investing in shares of Moneyshare Fund)
Accumulation unit value at beginning of period..........     $1.03                 $1.00
Accumulation unit value at end of period................     $1.06                 $1.03
Number of accumulation units outstanding at end
of period (000 omitted).................................       124                   132
Ratio of operating expense to average net assets........      1.50%                 1.50%
Simple yield............................................      4.90%                 3.53%
Compound yield..........................................      5.02%                 3.59%
________________________________________________________________________________________
Subaccount EMG (Investing in shares of Managed Fund)
Accumulation unit value at beginning of period..........     $1.18                 $1.00
Accumulation unit value at end of period................     $1.27                 $1.18
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,375                   589
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EIE (Investing in shares of International Equity Fund)
Accumulation unit value at beginning of period..........     $1.17                 $1.00
Accumulation unit value at end of period................     $1.24                 $1.17
Number of accumulation units outstanding at end
of period (000 omitted).................................       591                   220
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EAG (Investing in shares of Aggressive Growth Fund)
Accumulation unit value at beginning of period..........     $1.28                 $1.00
Accumulation unit value at end of period................     $1.42                 $1.28
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,135                   473
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EMD (Investing in shares of OCC Accumulation Trust
Managed Portfolio)
Accumulation unit value at beginning of period..........     $1.31                 $1.00
Accumulation unit value at end of period................     $1.48                 $1.31
Number of accumulation units outstanding at end
of period (000 omitted).................................     2,076                   436
Ratio of operating expense to average net
assets..................................................      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EUS (Investing in shares of OCC Accumulation Trust
U.S. Government Trust Portfolio)
Accumulation unit value at beginning of period..........     $1.09                 $1.00
Accumulation unit value at end of period................     $1.09                 $1.09
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,081                   413
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
*Operations commenced on Feb. 21, 1995.

PAGE 12
Condensed Financial Information (unaudited) continued

                                                        Nine month           Period from
                                                      period ended            Feb. 21 to
                                                    Sept. 30, 1996        Dec. 31, 1995*
________________________________________________________________________________________
Subaccount EPA (Investing in shares of GT
Global Variable New Pacific Fund)
Accumulation unit value at beginning of period..........     $1.07                 $1.00
Accumulation unit value at end of period................     $1.29                 $1.07
Number of accumulation units outstanding at end
of period (000 omitted).................................       480                   193
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount ELA (Investing in shares of GT
Global Variable Latin America Fund)
Accumulation unit value at beginning of period..........     $0.98                 $1.00
Accumulation unit value at end of period................     $1.15                 $0.98
Number of accumulation units outstanding
at end of period (000 omitted)..........................       605                   303
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount ENO (Investing in shares of Putnam VT
New Opportunities Fund)
Accumulation unit value at beginning of period..........     $1.39                 $1.00
Accumulation unit value at end of period................     $1.61                 $1.39
Number of accumulation units outstanding at end
of period (000 omitted).................................     2,513                   691
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EGI (Investing in shares of Putnam VT
Growth and Income Fund)
Accumulation unit value at beginning of
period..................................................     $1.27                 $1.00
Accumulation unit value at end of period................     $1.42                 $1.27
Number of accumulation units outstanding at end
of period (000 omitted).................................     3,131                 1,152
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EHY (Investing in shares of Putnam VT
High Yield Fund)
Accumulation unit value at beginning of
period..................................................     $1.14                 $1.00
Accumulation unit value at end of period................     $1.24                 $1.14
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,092                   480
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
Subaccount EDI (Investing in shares of Putnam VT
Diversified Income Fund)
Accumulation unit value at beginning of period..........     $1.15                 $1.00
Accumulation unit value at end of period................     $1.19                 $1.15
Number of accumulation units outstanding at end
of period (000 omitted).................................     1,577                   601
Ratio of operating expense to average net assets........      1.50%                 1.50%
________________________________________________________________________________________
*Operations commenced on Feb. 21, 1995.

The SAI dated Jan. 6, 1997, contains:

The audited financial statements of the variable account including:

- statements of net assets as of Dec. 31, 1995;

- statements of operations for the period from Feb. 21, 1995
  (commencement of operations) to Dec. 31, 1995; and

- statements of changes in net assets for the period from Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995.

PAGE 13
The unaudited financial statements of the variable account including:

- statements of net assets as of Sept. 30, 1996;

- statements of operations for the nine months ended Sept. 30, 1996; and

- statements of changes in net assets for the nine months ended
  Sept. 30, 1996.

The audited financial statements of American Enterprise Life including:

- balance sheets as of Dec. 31, 1995 and Dec. 31, 1994; and

- related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1995.

The unaudited financial statements of American Enterprise Life including:

- balance sheet as of Sept. 30, 1996; and

- related statements of income and cash flows for the nine months ended Sept. 30, 1996.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period.

The performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was in existence prior to Jan. 12, 1995, which it was not. Beginning Jan. 12, 1995, when these funds became available as investment options under the contract, actual values are used for the calculations.

Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

PAGE 14
Yield - Special Income Subaccount: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, variable account administrative charge, mortality and expense risk fee, and withdrawal charge, assuming a full withdrawalat the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge, and withdrawal charge, assuming a withdrawal at the end of the illustrated period. Optional total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal). Aggregate total return may be shown by means of schedules, charts or graphs. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests, and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Enterprise Life at the address or telephone number on the cover.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                         Subaccount

IDS Life Aggressive Growth Fund                              EAG
IDS Life International Equity Fund                           EIE
IDS Life Capital Resource Fund                               ECR
IDS Life Managed Fund                                        EMG
IDS Life Special Income Fund                                 ESI
PAGE 15
IDS Life Moneyshare Fund                                     EMS
OCC Accumulation Trust Managed Portfolio                     EMD
OCC Accumulation Trust U.S. Government
    Income Portfolio                                         EUS
Putnam VT Diversified Income Fund                            EDI
Putnam VT Growth and Income Fund                             EGI
Putnam VT High Yield Fund                                    EHY
Putnam VT New Opportunities Fund                             ENO
GT Global Variable Latin America Fund                        ELA
GT Global Variable New Pacific Fund                          EPA

Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other variable account or of our general business.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940
Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

PAGE 16
IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

OCC Accumulation Trust Managed Portfolio
Objective: Growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.

OCC Accumulation Trust U.S. Government Income Portfolio
Objective: to provide a high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

Putnam VT Diversified Income Fund
Objective: high current income consistent with capital preservation. Invests in the following three sectors of the fixed income securities markets: U.S. government sector, high yield sector and international sector.

Putnam VT Growth and Income Fund
Objective: capital growth and current income. Invests primarily in common stocks that offer potential for capital growth, current income, or both.

Putnam VT High Yield Fund
Objective: high current income and, when consistent with this objective, a secondary objective of capital growth. Invests primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal.

Putnam VT New Opportunities Fund
Objective: long-term capital appreciation. Invests principally in common stocks of companies in sectors of the economy which Putnam
Management believes may possess above average long-term growth potential.

GT Global Variable Latin America Fund
Objective: capital appreciation. Invests primarily in a broad range of securities including common and preferred stock, rights, warrants and securities convertible into common stock, as well as bonds, notes, debentures or other forms of indebtedness of Latin American issuers.

(If your annuity was purchased in California, you cannot allocate payments to the subaccount that invests in this fund.)

PAGE 17
GT Global Variable New Pacific Fund
Objective: long-term growth of capital. Invests under normal circumstances, at least 65% of its assets in equity securities of issuers domiciled in Australia, Hong Kong, Indonesia, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and
Thailand.

(If your annuity was purchased in California, you cannot allocate payments to the subaccount that invests in this fund.)

All funds are available to serve as the underlying investment for variable annuities, and some funds also are available to serve as the underlying investment for variable life insurance contracts. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the available funds simultaneously.

Although American Enterprise Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

IDS Life, IDS Tower 10, Minneapolis, MN 55440, is the investment manager for each of the IDS Life funds. OpCap Advisors, One World Financial Center, New York, NY 10281, is the investment manager for the OCC Accumulation Trust portfolios. Putnam Investment
Management, Inc., One Post Office Square, Boston, MA 02109, is the PAGE 18 investment manager for the Putnam VT funds. Chancellor LGT Asset
Management, 50 California Street, San Francisco, CA 94111, is the investment manager for the GT Global Funds.

The investment managers cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting American Enterprise Life at the administrative office address or telephone number on the front of this prospectus.

The fixed account

Purchase payments can also be allocated to the fixed account. The value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Enterprise Life, the company's main portfolio of investments. Interest is credited and compounded daily to produce an effective annual interest rate. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis administrative office. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations. You cannot buy a nonqualified annuity or be an annuitant if you are 86 or older (age 76 or older for qualified annuities). (In Pennsylvania, the annuitant must be under age 81.)

When you apply, you can select:
o  the subaccount(s) or fixed account in which you want to invest;
o  how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the retirement date); and
o  a beneficiary.

If your application is complete, we will process it and apply your purchase payment to your subaccount(s) and fixed account within two days after we receive it. If your application is accepted, we will send you a contract. If we cannot accept your application within PAGE 19 five days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business. In most states, additional purchase payments may be made to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, additional purchase payments may be made to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and additional purchase payments may be made to qualified annuities until the annuitant's 63rd birthday.

The retirement date

Annuity payouts will be scheduled to begin on the retirement date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the retirement date must be:

o no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday (or before the 10th contract anniversary, if purchased after age 75) or
o no later than the annuitant's 82nd birthday (or before the eighth contract anniversary, if purchased after age 74) for annuities purchased in Pennsylvania.

For qualified annuities, to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the annuitant reaches age 59 1/2;
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

PAGE 20
Minimum payment

If single payment:

Nonqualified:       $2,000
Qualified:          $2,000

Minimum additional purchase payment(s):     $50

Maximum payment(s):     $1,000,000 of cumulative payments without
                        prior approval

How to make payments

By letter

Send your check along with your name and account number to:

Regular mail:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534

Express mail:

American Enterprise Life Insurance Company
Attention:  Unit 829
733 Marquette Avenue
Minneapolis, MN  55402

Charges

Contract administrative charge

This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, the $30 annual charge will be deducted at the time of withdrawal regardless of contract value. The annual charge cannot be increased and does not apply after annuity payouts begin.

Variable account administrative charge
This charge is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. Annually, it totals 0.15% of their average daily net assets. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. The variable account administrative charge cannot be increased.

PAGE 21
Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the funds in which they invest. Annually the fee totals 1.25% of the subaccounts average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Enterprise Life annuitants live. If, as a group, American Enterprise Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Enterprise Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge and variable account administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We do not plan to profit from the contract administrative charge or the variable account administrative charge. However, we hope to profit from the mortality and expense risk fee. We may use any profits realized from this fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. The withdrawal amount you request is determined by drawing from your total contract value in the following order:

1. First we withdraw up to 10% of your prior anniversary account value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary value each contract year.

2. Next we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

3. Next, if necessary, we withdraw the old purchase payments, starting with the first purchase payment made and not previously withdrawn. There is no withdrawal charge on old payments that we received in any contract year six or more years prior to the contract year of withdrawal.

PAGE 22
4.  Finally, if necessary, we withdraw new purchase payments.
These are payments that we received during the contract year of withdrawal and during the six immediately preceding contract years. There is a withdrawal charge on new payments. We determine your withdrawal charge by multiplying each of your new payments by the applicable withdrawal charge percentage, and then summing the total withdrawal charges.

The new payment withdrawal charge percentage depends on the number of contract years since you made the payment(s).

Contract Years From                           Withdrawal Charge
  Payment Receipt                                Percentage
         1                                           7%
         2                                           6%
         3                                           5%
         4                                           4%
         5                                           3%
         6                                           2%
         7                                           1%
    Thereafter                                       0%

Withdrawal charge calculation example

We determine your withdrawal charge by multiplying each of your new payments by the applicable withdrawal charge percentage and then summing the total withdrawal charges.

For example, the withdrawal charge on a total withdrawal request for a contract with this history:

o The contract date is July 1, 1996 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year

o     We received these payments - $10,000 July 1, 1996, $8,000
      Dec. 31, 2002 and $6,000 Feb. 20, 2004

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2006 and had not made any other withdrawals during that contract year

o The prior anniversary July 1, 2006 contract value was $38,488 is calculated this way:

Withdrawal Charge       Explanation
   $  0                 $3,848.80 is 10% of the prior anniversary
                        account value withdrawn without withdrawal charge; and

      0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

PAGE 23
      0                 $10,000 July 1, 1996 payment is an old
                        payment withdrawn without withdrawal
                        charge; and

    240                 $8,000 Dec. 31, 2002 payment is a new
                        payment in its fifth contract year from
                        receipt, withdrawn with a 3% withdrawal
                        charge; and

    240                 $6,000 Feb. 20, 2004 payment is a new
                        payment in its fourth contract year from
                        receipt withdrawn with a 4% withdrawal
                        charge.
__________
   $480

The withdrawal charge is calculated so that the total amount minus any withdrawal charge equals the amount you request. If you take a full withdrawal from your contract, the $30 contract charge will be deducted.

Waiver of withdrawal charges
There are no withdrawal charges for:

o withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;
o contract earnings - if any - in excess of the annual 10% free withdrawal amount;
o required minimum distributions from a qualified annuity after you reach age 70 1/2 (for those amounts required to be distributed from this annuity only);
o     contracts settled using an annuity payout plan; and
o     death benefits.

If your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement, we will waive withdrawal charges that are normally assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days.

To qualify, the nursing home must meet the following criteria:

o be licensed by an appropriate licensing agency to provide nursing care; and
o     provide 24-hour-a-day nursing services; and
o     have a doctor available for emergency situations; and
o     have a nurse on duty or on call at all times; and
o     maintain clinical records; and
o     have appropriate methods for administering drugs.

To the extent permitted by state law, this endorsement is included in contracts issued when the owner and annuitant are under age 76 on the date that we issue the contract.

PAGE 24
Possible group reductions: In some cases lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes that may reach to 3.5%. These taxes are dependent upon the state of residence or the state in which the contract was sold. In some cases, premium taxes are deducted from your purchase payments before they are allocated. In other cases, the deduction is made when you fully withdraw your contract or when annuity payouts begin.

Valuing your investment

Here is how your fixed account and variable subaccounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments and transfer amounts plus interest earned, less any amounts withdrawn or transferred and any contract administrative charge.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount, or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

PAGE 25
Net investment factor

o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o     dividing that sum by the previous net asset value per share;
      and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease.
You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccounts;
o     transfers into or out of the variable subaccount(s);
o     partial withdrawals;
o     withdrawal charges; and/or
o     contract administrative charges.

Accumulation unit values may fluctuate due to:

o     changes in underlying mutual fund(s) net asset value;
o     dividends distributed to the variable subaccount(s);
o     capital gains or losses of underlying mutual funds;
o     mutual fund operating expenses;
o     mortality and expense risk fees; and/or
o     variable account administrative charges.

Making the most of your annuity

Automated dollar-cost averaging*

You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. For specific features contact your agent.

PAGE 26

                               How dollar-cost averaging works

                               Month       Amount       Accumulation   Number of units
                                          invested       unit value      purchased
By investing an                Jan         $100             $20            5.00
equal number of
dollars each month....         Feb          100              18            5.56

                               Mar          100              17            5.88

you automatically              Apr          100              15            6.67
buy more units
when the per unit              May          100              16            6.25
market price is low....
                               Jun          100              18            5.56

                               Jul          100              17            5.88

                               Aug          100              19            5.26

and fewer units                Sep          100              21            4.76
when the per unit
market price is                Oct          100              20            5.00
high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long term goals.

* Some restrictions may apply.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another before the annuity payouts begin. Certain restrictions apply to transfers involving the fixed account. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. The right to transfer contract values between the subaccounts is subject to modification if we determine, in our sole discretion, that the exercise of that right by one or more contract owners is, or would be, to the disadvantage of other contract owners. Any modification could be applied to transfers to or from some or all of the subaccounts. These modifications could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one contract owner or limiting the dollar amount that may be transferred between the subaccounts and the fixed account by a contract owner at any one time. We may apply these modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "The annuity payout period.")
PAGE 27
Transfer policies

o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts.

Two ways to request a transfer or a withdrawal

1     By letter

Send your name, account number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:
American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534

Express mail:
American Enterprise Life Insurance Company
Attention:  Unit 829
733 Marquette Avenue
Minneapolis, MN  55402

Minimum amount
Mail transfers:   $500 or entire variable subaccount or fixed
                  account balance
Mail withdrawals: $500 or entire variable subaccount or fixed account balance

Maximum amount
Mail transfers:   Contract Value
Mail withdrawals: Contract Value

PAGE 28
2     By automated transfers and automated partial withdrawals

Your agent can help you set up automated transfers among your accounts or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to American Enterprise Life. You must allow 30 days for American Enterprise Life to change any instructions that are currently in place.

o Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccount(s) from which you are transferring within 24 months.

o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals: $100 monthly/$250 quarterly


Maximum amount
Automated transfers or withdrawals: Contract Value (except for automated transfers from the
                                    fixed account)

Withdrawals from your contract

As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending a written request to American Enterprise Life. For total withdrawals we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). No withdrawals may be made after annuity payouts begin.

Withdrawal policies
If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal

By regular or express mail:

o     Payable to owner.

PAGE 29
o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

      -the withdrawal amount includes a purchase payment check that has not cleared;
      -the NYSE is closed, except for normal holiday and weekend closings;
      -trading on the NYSE is restricted, according to SEC rules; -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
      -the SEC permits us to delay payment for the protection of security holders.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership on a form approved by us and sent to our Minneapolis administrative office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Enterprise Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

For contracts where both the owner and annuitant were 75 or younger on the date the contract was issued and if all withdrawals you have made from this contract have been without withdrawal charges, the beneficiary receives the greater of:

1.    the contract value; or

2.    the total purchase payments paid less any amounts withdrawn;
      or

PAGE 30
3. on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by adding any purchase payments made since that most recent fifth contract anniversary and by subtracting any amounts withdrawn since that most recent fifth contract anniversary.

For contracts where both the owner and annuitant were 75 or younger on the date the contract was issued and you have made withdrawals subject to withdrawal charges, the beneficiary receives the contract value.

For contracts where either the owner or annuitant were 76 or older on the date the contract was issued, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before reaching age 70 1/2 and before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or such other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o  payouts begin no later than one year after death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date.

You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract PAGE 31 value on your retirement date. No withdrawal charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made.
This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund:
Monthly payouts are made to the annuitant and a joint annuitant while both are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

PAGE 32
o Plan E - Payouts for a specified period (available as a fixed payout only): Monthly payouts are made for a specific payout period of 10 to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

PAGE 33
Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals before reaching age 59 1/2. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: Any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.
PAGE 34
If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification
Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a withdrawal for federal income tax purposes. If the gift is a currently taxable event, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change.
For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification

The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

PAGE 35
Voting rights

As contract owner with investments in the variable subaccount(s), you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each subaccount for your contract, divided by
o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Enterprise Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if American Enterprise Life believes it would be in the best interest of persons having voting rights under the contract. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, American Enterprise Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Enterprise Life will notify owners of any substitution or change.

Distribution of the contracts

The contracts will be distributed by banks and financial institutions either directly or through a network of third-party PAGE 36 marketers. American Express Financial Advisors Inc., the principal underwriter for the variable account, will pay commissions for the distribution of the contracts to the broker-dealers of the banks or financial institutions or the broker-dealers of the third-party marketers who have entered into distribution agreements with American Express Financial Advisors. These commissions will not be more than 7% of purchase payments received on the contracts.

From time to time, American Enterprise Life may pay or permit other promotional incentives, in cash or credit or other compensation.

About American Enterprise Life

The AEL Personal PortfolioSM is issued by American Enterprise Life. American Enterprise Life is a wholly owned subsidiary of IDS Life, which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative office is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is licensed in the state of Indiana and it conducts a conventional life insurance business.

American Express Financial Advisors Inc. is the principal underwriter for the variable account. Its home office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Financial Advisors is a wholly owned subsidiary of American Express Financial Corporation.

The American Express Financial Corporation family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Enterprise Life provides:

PAGE 37
Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information

Performance information...............................
Calculating annuity payouts...........................
Rating agencies.......................................
Principal underwriter.................................
Independent auditors..................................
Saving for retirement.................................
Prospectus............................................
Financial statements -
     American Enterprise Variable Annuity
     Account..........................................
     American Enterprise Life Insurance
     Company..........................................

___________________________________________________________________
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

____ AEL Personal PortfolioSM

____ IDS Life Retirement Annuity Mutual Funds

____ The OCC Accumulation Trust

____ The Putnam Variable Trust

____ GT Global Variable Investment Funds

Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

American Enterprise Life will mail your request to:

Your name _____________________________________________________

Address _______________________________________________________

City __________________________ State ____________ Zip ________

                STATEMENT OF ADDITIONAL INFORMATION

                                for

                     AEL PERSONAL PORTFOLIOSM

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                           Jan. 6, 1997


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance
Company (American Enterprise Life).

This Statement of Additional Information (SAI), dated Jan. 6, 1997, is not a prospectus. It should be read together with the Account's prospectus, dated Jan. 6, 1997, which may be obtained from your agent, or by writing or calling American Enterprise Life Insurance Company at the address or telephone number below.



American Enterprise Life Insurance Company
Administrative Offices
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
(612) 671-7700

PAGE 39
                         TABLE OF CONTENTS

Performance Information...................................... 3

Calculating Annuity Payouts.................................. 6

Rating Agencies.............................................. 8

Principal Underwriter........................................ 8

Independent Auditors......................................... 8

Saving for Retirement........................................ 8

Prospectus................................................... 8

Financial Statements -
  American Enterprise Variable Annuity Account............... 9
  American Enterprise Life Insurance Company................. 29

PAGE 40
PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to these funds assume that the contract was in existence prior to January 12, 1995, which it was not. Performance figures are calculated on the basis of historical performance of the funds. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.

Calculation of Yield for the Subaccount investing in IDS Life
Moneyshare Fund.

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted;
(b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

     Compound Yield = [(Base Period Return + 1) 365/7 ] -1

         Annualized Yield based on Seven-Day Period ended
                          Sept. 30, 1996

Subaccount investing in:       Simple Yield        Compound Yield
IDS Life Moneyshare Fund           4.90%                5.02%

Calculation of Yield for the Subaccount investing in IDS Life
Special Income Fund.

For the subaccount investing in the IDS Life Special Income Fund quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net

PAGE 41
investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[(a-b + 1)6  - 1]
                                cd

where:     a = dividends and investment income earned during the
               period.
           b = expenses accrued for the period (net of
               reimbursements).
           c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
           d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

   Annualized yield based on 30-Day Period ended Sept. 30, 1996

Subaccount investing in:          Yield
IDS Life Special Income           6.53%

Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                           P(1+T)n = ERV

where:     P = a hypothetical initial payment of $1,000.
           T = average annual total return.
           n = number of years.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, variable account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable withdrawal charge.

PAGE 42
    Average Annual Total Return For Period Ended Sept. 30, 1996

Average Annual Total Return with Withdrawal

                                                                                             Since
Subaccount investing in:                                   1 Year     5 Year     10 Year     Inception
IDS LIFE
  Aggressive Growth Fund (1/92)*                            3.94%        --%         --%        10.00%
  Capital Resource Fund (10/81)                             0.29       8.72       11.85            --
  International Equity Fund (1/92)                          2.28         --          --          7.51
  Managed Fund (4/86)                                       6.24       9.49       10.61            --
  Moneyshare Fund (10/81)                                  -2.99       2.07        3.85            --
  Special Income Fund (10/81)                              -0.27       7.78        7.35            --

OCC ACCUMULATION TRUST
    Managed Portfolio (8/88)                               10.64      17.29          --         18.08

GT GLOBAL
  Variable Latin America Fund (2/93)                        4.10         --          --          7.67
  Variable New Pacific Fund (2/93)                         13.71         --          --          6.08

PUTNAM VT
  Diversified Income Fund (9/93)                            1.60         --          --          3.96
  Growth & Income Fund (2/88)                              10.95      12.71          --         13.37
  High Yield Fund (2/88)                                    4.91      12.22          --         10.98
  New Opportunities Fund (5/94)                            16.37         --          --         26.65

Average Annual Total Return without Withdrawal
                                                                                             Since
Subaccount Investing in:                                   1 Year     5 Year     10 Year     Inception

IDS Life
  Aggressive Growth Fund (1/92)*                           10.94%        --%         --%        10.45%
  Capital Resource Fund (10/81)                             7.09       9.00       11.85            --
  International Equity Fund (1/92)                          9.23         --          --          8.00
  Managed Fund (4/86)                                      13.24       9.77       10.61            --
  Moneyshare Fund (10/81)                                   3.56       2.44        3.85            --
  Special Income Fund (10/81)                               6.48       8.07        7.35            --

OCC ACCUMULATION TRUST
  Managed Portfolio (8/88)                                 17.64      17.50          --         18.08

GT GLOBAL
  Variable Latin America (2/93)                            11.10         --          --          8.58
  Variable New Pacific Fund (2/93)                         20.71         --          --          7.03

PUTNAM VT
  Diversified Income Fund (9/93)                            8.49         --          --          5.11
  Growth & Income Fund (2/88)                              17.95      12.96          --         13.37
  High Yield Fund (2/88)                                   11.91      12.47          --         10.98
  New Opportunities Fund (5/94)                            23.37         --          --         28.20

*inception dates of the funds are shown in parentheses.

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                              ERV - P
                                 P

PAGE 43
where:     P = a hypothetical initial payment of $1,000.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner withdraws the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a withdrawal charge.

Subaccount total return figures reflect the deduction of the contract administrative charge and mortality and expense risk fee.

Performance of the subaccount may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal.

CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout:  To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date seven days before the retirement date and then deduct any applicable premium tax.
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

PAGE 44
Subsequent Payouts:  To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o  the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o  the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

PAGE 45
RATING AGENCIES

The following chart reflects the ratings given to American Enterprise Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the AEL Personal PortfolioSM. This information relates only to the fixed account and reflects American Enterprise Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency                    Rating

A.M. Best                          A+
                               (Superior)

Duff & Phelps                     AAA

Moody's                           Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express
Financial Advisors Inc. which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

The financial statements of American Enterprise Variable Annuity Account as of Dec. 31, 1995, and for the period from Feb. 21, 1995 (commencement of operations) to Dec. 31, 1995 and the financial statements of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) at Dec. 31, 1995 and 1994 and for each of the three years in the period ended Dec. 31, 1995, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein.

SAVING FOR RETIREMENT

You may have to save more for retirement because the average person lives 17 years in retirement. Social security and pensions will not cover your expenses in retirement. Sixty cents of every retirement dollar must come from your personal savings.

Sources:    Social Security Administration, U.S. Department of
            Health and Human Services.

PROSPECTUS

The prospectus dated Jan. 6, 1997, is hereby incorporated in this SAI by reference.

PAGE 46

American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Net Assets (Unaudited)                                                                            Sept. 30, 1996
                                        __________________Segregated  Asset Subaccounts_______________________________________
Assets                                         ECR            ESI          EMS           EMG            EIE          EAG
Investments in shares of mutual funds,
 at market value:
IDS Life Capital Resource Fund --
 95,791 shares at net asset value of
 $26.70 per share (cost $2,488,657)         $2,557,394     $       --   $     --       $       --     $     --      $       --
IDS Life Special Income Fund, Inc.--
 118,311 shares at net asset value of
 $11.74 per share (cost $1,387,994)                 --      1,389,265         --               --           --              --
IDS Life Moneyshare Fund, Inc. --
 131,151 shares at net asset value
 of $1.00 per share (cost $131,139)                 --             --    131,139               --           --              --
IDS Life Managed Fund, Inc. --
 103,567 shares at net asset value of
 $16.89 per share (cost $1,643,285)                 --             --         --        1,749,251           --              --
IDS Life International Equity Fund --
 53,491 shares at net asset value of
 $13.66 per share (cost $707,129)                   --             --         --               --      730,879              --
IDS Life Aggressive Growth Fund --
 96,117 shares at net asset value of
 $16.77 per share (cost $1,484,916)                 --             --         --               --           --       1,612,327
OCC Accumulation Trust Managed Portfolio --
 91,156 shares at net asset value of
 $33.69 per share (cost $2,838,730)                 --             --         --               --           --              --
OCC Accumulation Trust U.S. Government
 Income Portfolio -- 113,797 shares
 at net asset value of $10.32 per share
 (cost $1,187,569)                                  --             --         --               --           --              --
GT Global Variable New Pacific Fund --
 36,834 shares at net asset value of
 $16.88 per share (cost $556,978)                   --             --         --               --           --              --
GT Global Variable Latin America Fund --
 48,784 shares at net asset value of
 $14.32 per share (cost $633,192)                   --             --         --               --           --              --
Putnam VT New Opportunities Fund --
 221,424 shares at net asset value of
 $18.31 per share (cost $3,628,604)                 --             --         --               --           --              --
Putnam VT Growth and Income Fund --
 196,307 shares at net asset value of
 $22.66 per share (cost $4,179,689)                 --             --         --               --           --              --
Putnam VT High Yield Fund --
 107,233 shares at net asset value of
 $12.64 per share (cost $1,302,887)                 --             --         --               --           --              --
Putnam VT Diversified Income Fund --
 173,147 shares at net asset value of
 $10.89 per share (cost $1,855,231)                 --             --         --               --           --              --
______________________________________________________________________________________________________________________________
                                             2,557,394      1,389,265    131,139        1,749,251      730,879       1,612,327
Dividends receivable                                --          7,703        546               --           --              --
Accounts receivable from American
 Enterprise Life for contract
 purchase payments                               3,051          2,658         --            2,211        1,058           1,774
Total assets                                 2,560,445      1,399,626    131,685        1,751,462      731,937       1,614,101
______________________________________________________________________________________________________________________________
Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                   2,608          1,457        141            1,832          743           1,656
Issue and administrative fee                       522            291         28              366          149             331
Payable to mutual funds for
investments purchased                            3,081          8,613        377            8,660        1,067           1,789
Total liabilities                                6,211         10,361        546           10,858        1,959           3,776
Net assets applicable to contracts
 in accumulation period                     $2,554,234     $1,389,265   $131,139       $1,740,604     $729,978      $1,610,325
Accumulation units outstanding               2,068,962      1,161,592    124,073        1,375,275      590,878       1,135,072
Net asset value per accumulation unit       $     1.23     $     1.20   $   1.06       $     1.27     $   1.24      $     1.42
______________________________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 47
American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Net Assets (Unaudited)(continued)                                                                 Sept. 30, 1996
                                                               ___________________Segregated Asset Subaccounts________________
Assets                                                           EMD                EUS              EPA             ELA

Investments in shares of mutual funds,
 at market value:
IDS Life Capital Resource Fund --
 95,791 shares at net asset value of
 $26.70 per share (cost $2,488,657)                             $       --          $      --         $     --        $     --
IDS Life Special Income Fund, Inc. --
 118,311 shares at net asset value of
  $11.74 per share (cost $1,387,994)                                    --                 --               --              --
IDS Life Moneyshare Fund, Inc. --
 131,151 shares at net asset value
 of $1.00 per share (cost $131,139)                                     --                 --               --              --
IDS Life Managed Fund, Inc. --
 103,567 shares at net asset value of
 $16.89 per share (cost $1,643,285)                                     --                 --               --              --
IDS Life International Equity Fund --
 53,491 shares at net asset value of
 $13.66 per share (cost $707,129)                                       --                 --               --              --
IDS Life Aggressive Growth Fund --
 96,117 shares at net asset value of
 $16.77 per share (cost $1,484,916)                                     --                 --               --              --
OCC Accumulation Trust Managed Portfolio --
 91,165 shares at net asset value of
 $33.69 per share (cost $2,838,730)                              3,071,398                 --               --              --
OCC Accumulation Trust U.S. Government
 Income Portfolio -- 113,797 shares
 at net asset value of $10.32 per share
(cost $1,187,569)                                                       --          1,174,393               --              --
GT Global Variable New Pacific Fund --
 36,834 shares at net asset value of
 $16.88  per share (cost $556,978)                                      --                 --          621,744              --
GT Global Variable Latin America Fund --
 48,784 shares at net asset value of
 $14.32 per share (cost $633,192)                                       --                 --               --         698,466
Putnam VT New Opportunities Fund --
 221,424 shares at net asset value of
 $18.31 per share (cost $3,628,604)                                     --                 --               --              --
Putnam VT Growth and Income Fund --
 196,307 shares at net asset value of
 $22.66 per share (cost $4,179,689)                                     --                 --               --              --
Putnam VT High Yield Fund --
 107,233 shares at net asset value of
 $12.64 per share (cost $1,302,887)                                     --                 --               --              --
Putnam VT Diversified Income Fund --
 173,147 shares of net asset value of
  $10.89 per share (cost $1,855,231)                                    --                 --               --              --
______________________________________________________________________________________________________________________________
                                                                 3,071,398          1,174,393          621,744         698,466
______________________________________________________________________________________________________________________________
Dividends receivable                                                    --              1,902               --              --
Accounts receivable from American
 Enterprise Life for contract
  purchase payments                                                     --                  3               --              --
Total assets                                                     3,071,398          1,176,298          621,744         698,466
______________________________________________________________________________________________________________________________
Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                       3,106              1,227              640             724
Issue and administrative fee                                           621                245              128             145
Payable to mutual funds for investments purchased                       --                  3               --              --
______________________________________________________________________________________________________________________________
Total liabilities                                                    3,727              1,475              768             869
Net assets applicable to contracts
 in accumulation period                                         $3,067,671         $1,174,823         $620,976        $697,597
______________________________________________________________________________________________________________________________
Accumulation units outstanding                                   2,076,468          1,080,566          480,027         604,702
Net asset value per accumulation unit                           $     1.48         $     1.09         $   1.29        $   1.15
______________________________________________________________________________________________________________________________
See accompanying notes to financial statements.
PAGE 48
American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Net Assets (Unaudited)(continued)                                                                 Sept. 30, 1996
                                                                                                                      Combined
                                                      ____________________Segregated Asset Subaccounts________________Variable
Assets                                                            ENO            EGI          EHY          EDI         Account

Investments in shares of mutual funds, at market value:
IDS Life Capital Resource Fund --
 95,791 shares at net asset value of
 $26.70 per share (cost $2,488,657)                        $       --        $       --    $       --  $       --   $2,557,394
IDS Life Special Income Fund, Inc. --
 118,311 shares at net asset value of
 $11.74 per share (cost $1,387,994)                                --                --            --          --    1,389,265
IDS Life Moneyshare Fund, Inc. --
 131,151 shares at net asset value
 of $1.00 per share (cost $131,139)                                --                --            --          --      131,139
IDS Life Managed Fund, Inc. --
 103,567 shares at net asset value of
 $16.89 per share (cost $1,643,285)                                --                --            --          --    1,749,251
IDS Life International Equity Fund --
 53,491 shares at net asset value of
 $13.66 per share (cost $707,129)                                  --                --            --          --      730,879
IDS Life Aggressive Growth Fund --
 96,117 shares at net asset value of
 $16.77 per share (cost $1,484,916)                                --                --            --          --    1,612,327
OCC Accumulation Trust Managed Portfolio --
 91,165 shares at net asset value of
 $33.69 per share (cost $2,838,730)                                --                --            --          --    3,071,398
OCC Accumulation Trust U.S. Government
 Income Portfolio -- 113,797 shares
 at net asset value of $10.32 per share
 (cost $1,187,569)                                                 --                --            --          --    1,174,393
GT Global Variable New Pacific Fund --
 36,834 shares at net asset value of
 $16.88 per share (cost $556,978)                                  --                --            --          --      621,744
GT Global Variable Latin America Fund --
 48,784 shares at net asset value of
 $14.32 per share (cost $633,192)                                  --                --            --          --      698,466
Putnam VT New Opportunities Fund --
 221,424 shares at net asset value of
 $18.31 per share (cost $3,628,604)                         4,054,283                --            --          --    4,054,283
Putnam VT Growth and Income Fund --
 196,307 shares at net asset value of
 $22.66 per share (cost $4,179,689)                                --         4,448,323            --          --    4,448,323
Putnam VT High Yield Fund --
 107,233 shares at net asset value of
 $12.64  per share (cost $1,302,887)                               --                --     1,355,420          --    1,355,420
Putnam VT Diversified Income Fund--
 173,147 shares at net asset value of
 $10.89 per share (cost $1,855,231)                                --                --            --   1,885,576    1,885,576
______________________________________________________________________________________________________________________________
                                                            4,054,283         4,448,323     1,355,420   1,885,576   25,479,858
______________________________________________________________________________________________________________________________
Dividends receivable                                               --                --            --          --       10,151
Accounts receivable from American
 Enterprise Life for contract purchase payments                    --                --            --          --       10,755
Total assets                                                4,054,283         4,448,323     1,355,420   1,885,576   25,500,764
______________________________________________________________________________________________________________________________
Liabilities
Payable to American Enterprise Life for:
Mortality and expense risk fee                                  4,121             4,553         1,412       1,981       26,201
Issue and administrative fee                                      824               911           283         396        5,240
Payable to mutual funds for investments purchased                  --                --            --          --       23,590
______________________________________________________________________________________________________________________________
Total liabilities                                               4,945             5,464         1,695       2,377       55,031
Net assets applicable to contracts
 in accumulation period                                    $4,049,338        $4,442,859    $1,353,725  $1,883,199  $25,445,733
______________________________________________________________________________________________________________________________
Accumulation units outstanding                              2,512,951         3,131,316     1,092,310   1,576,864
Net asset value per accumulation unit                      $     1.61        $     1.42    $     1.24  $     1.19
______________________________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 49

American Enterprise Variable Annuity Account
________________________________________________________________________________________________________________________
Statements of Net Assets                                                                                   Dec. 31, 1995

                                               __________________Segregated Asset Subaccounts___________________________
Assets                                              ECR         ESI         EMS         EMG         EIE         EAG    _
Investments in shares of mutual funds,
 at market value:
IDS Life Capital Resource Fund -
 37,868 shares at net asset value of
 $25.85 per share (cost $951,789)               $  978,916     $      -    $      -    $      -    $      -    $      -
IDS Life Special Income Fund, Inc. -
 40,387 shares at net asset value of
 $12.01 per share (cost $472,060)                        -      485,183           -           -           -           -
IDS Life Moneyshare Fund, Inc. -
 135,575 shares at net asset value
 of $1.00 per share (cost $135,564)                      -            -     135,564            -           -          -
IDS Life Managed Fund, Inc. -
 44,341 shares at net asset value of $15.67
 per share (cost $670,739)                               -            -           -     694,967           -           -
IDS Life International Equity Fund -
 19,648 shares at net asset value of $13.05
 per share (cost $246,793)                               -            -           -           -     256,379           -
IDS Life Aggressive Growth Fund -
 40,331 shares at net asset value of $15.05
 per share (cost $581,208)                               -            -           -           -           -     606,895
OCC Accumulation Trust Managed Portfolio -
 18,934 shares at net asset value of $30.14
 per share (cost $538,519)                               -            -           -           -           -           -
OCC Accumulation Trust U.S. Government
 Income Portfolio - 42,296 shares at net asset value
 of $10.62 per share (cost $445,484)                     -            -           -           -           -           -
GT Global Variable New Pacific Fund -
 14,791 shares at net asset value of $13.92,
 per share (cost $200,099)                               -            -           -           -           -           -
GT Global Variable Latin America Fund -
 24,059 shares at net asset value of $12.42
 per share (cost $289,974)                               -            -           -           -           -           -
Putnam VT New Opportunities Fund -
  61,350 shares at net asset value of $15.63
  per share (cost $888,261)                              -            -           -           -           -           -
Putnam VT Growth and Income Fund -
  68,386 shares at net asset value of $21.47
  per share (cost $1,379,943)                            -            -           -           -           -           -
Putnam VT High Yield Fund-
  44,293 shares at net asset value of $12.37
  per share (cost $532,565)                              -            -           -           -           -           -
Putnam VT Diversified Income Fund -
  62,615 shares at net asset value of $11.03
  per share (cost $665,917)                              -            -           -           -           -           -
                                                   978,916      485,183     135,564     694,967     256,379     606,895
_______________________________________________________________________________________________________________________
Dividends receivable                                     -        2,436         597           -           -           -
Accounts receivable from American Enterprise
Life for contract purchase payments                 25,569        1,804           -      32,558      21,110       2,876
Total assets                                     1,004,485      489,423     136,161     727,525     277,489     609,771
Liabilities                                                                                                           .
Payable to American Enterprise Life for:
Mortality and expense risk fee                         873          421         142         589         212         550
Issue and administrative fee                           175           84          29         118          43         110
Payable to mutual funds for investments
  purchased                                         25,569        3,735         426      32,558      21,120       2,892
Total liabilities                                   26,617        4,240         597      33,265      21,375       3,552
Net assets applicable to contracts
in accumulation period                          $  977,868     $485,183    $135,564    $694,260    $256,114    $606,219
Accumulation units outstanding                     817,655      413,748     131,600     588,760     219,594     473,162
______________________________________________________________________________________________________________________
Net asset value per accumulation unit           $     1.20     $   1.17    $   1.03    $   1.18    $   1.17    $   1.28
_______________________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE 50

American Enterprise Variable Annuity Account
_____________________________________________________________________________________________
Statements of Net Assets                                                        Dec. 31, 1995

                        __________________Segregated Asset Subaccounts_______________________
Assets                                               EMD         EUS         EPA        ELA _
Investments in shares of mutual funds,
 at market value:
IDS Life Capital Resource Fund -
 37,868 shares at net asset value of
 $25.85 per share (cost $951,789)               $      -    $      -    $      -     $      -
IDS Life Special Income Fund, Inc. -
 40,387 shares at net asset value of
 $12.01 per share (cost $472,060)                      -           -           -            -
IDS Life Moneyshare Fund, Inc. -
 135,575 shares at net asset value
 of $1.00 per share (cost $135,564)                    -           -           -            -
IDS Life Managed Fund, Inc. -
 44,341 shares at net asset value of $15.67
 per share (cost $670,739)                             -           -           -            -
IDS Life International Equity Fund -
 19,648 shares at net asset value of $13.05
 per share (cost $246,793)                             -           -           -            -
IDS Life Aggressive Growth Fund -
 40,331 shares at net asset value of $15.05
 per share (cost $581,208)                             -           -           -            -
OCC Accumulation Trust Managed Portfolio -
 18,934 shares at net asset value of $30.14
 per share (cost $538,519)                       570,668           -           -            -
OCC Accumulation Trust U.S. Government
 Income Portfolio - 42,296 shares at net asset value
 of $10.62 per share (cost $445,484)                   -     449,153           -            -
GT Global Variable New Pacific Fund -
 14,791 shares at net asset value of $13.92
 per share (cost $200,099)                             -           -     205,895            -
GT Global Variable Latin America Fund -
 24,059 shares at net asset value of $12.42
 per share (cost $289,974)                             -           -           -      298,760
Putnam VT New Opportunities Fund -
  61,350 shares at net asset value of $15.63
  per share (cost $888,261)                            -           -           -            -
Putnam VT Growth and Income Fund -
  68,386 shares at net asset value of $21.47
  per share (cost $1,379,943)                          -           -           -            -
Putnam VT High Yield Fund -
  44,293 shares at net asset value of $12.37
  per share (cost $532,565)                            -           -           -            -
Putnam VT Diversified Income Fund -
  62,615 shares of net asset value of $11.03
  per share (cost $665,917)                            -           -           -            -
                                                 570,668     449,153     205,895      298,760
Dividends receivable                                   -         794           -            -
Accounts receivable from American Enterprise
Life for contract purchase payments               13,131       1,405       1,033          798
Total assets                                     583,799     451,352     206,928      299,558
Liabilities                                                                                 .
Payable to American Enterprise Life for:
Mortality and expense risk fee                       497         414         182          282
Issue and administrative fee                          99          83          37           56
Payable to mutual funds for investments
purchased                                         13,131       1,405       1,033          798
Total liabilities                                 13,727       1,902       1,252        1,136
Net assets applicable to contracts
in accumulation period                          $570,072    $449,450    $205,676     $298,422
_____________________________________________________________________________________________
Accumulation units outstanding                   435,846     413,258     192,917      303,151
_____________________________________________________________________________________________
Net asset value per accumulation unit           $   1.31    $   1.09    $   1.07     $   0.98
_____________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE
PAGE 51

American Enterprise Variable Annuity Account                                                               .
Statements of Net Assets                                                                       Dec. 31, 1995
                                                                                                    Combined
                                        __________________Segregated Asset Subaccounts_________     Variable
Assets                                          ENO         EGI            EHY            EDI        Account
Investments in shares of mutual funds,
 at market value:
IDS Life Capital Resource Fund -
 37,868 shares at net asset value of
 $25.85 per share (cost $951,789)            $      -  $        -       $      -       $      -    $  978,916
IDS Life Special Income Fund, Inc. -
 40,387 shares at net asset value of
 $12.01 per share (cost $472,060)                   -           -              -              -       485,183
IDS Life Moneyshare Fund, Inc. -
 135,575 shares at net asset value
 of $1.00 per share (cost $135,564)                 -           -              -              -       135,564
IDS Life Managed Fund, Inc. -
 44,341 shares at net asset value of $15.67
 per share (cost $670,739)                          -           -              -              -       694,967
IDS Life International Equity Fund -
 19,648 shares at net asset value of $13.05
 per share (cost $246,793)                          -           -              -              -       256,379
IDS Life Aggressive Growth Fund -
 40,331 shares at net asset value of $15.05
 per share (cost $581,208)                          -           -              -              -       606,895
OCC Accumulation Trust Managed Portfolio -
 18,934 shares at net asset value of $30.14
 per share (cost $538,519)                          -           -              -              -       570,668
OCC Accumulation Trust U.S. Government
 Income Portfolio - 42,296 shares at net asset value
 of $10.62 per share (cost $445,484)                -           -              -              -       449,153
GT Global Variable New Pacific Fund -
 14,791 shares at net asset value of $13.92
 per share (cost $200,099)                          -           -              -              -       205,895
GT Global Variable Latin America Fund -
 24,059 shares at net asset value of $12.42
  per share (cost $289,974)                         -           -              -              -       298,760
Putnam VT New Opportunities Fund -
 61,350 shares at net asset value of $15.63
  per share (cost $888,261)                   958,895           -              -              -       958,895
Putnam VT Growth and Income Fund -
 68,386 shares at net asset value of $21.47
 per share (cost $1,379,943)                        -   1,468,244              -              -     1,468,244
Putnam VT High Yield Fund -
 44,293 shares at net asset value of $12.37
 per share (cost $532,565)                          -           -        547,903              -       547,903
Putnam VT Diversified Income Fund-
 62,615 shares at net asset value of $11.03
 per share (cost $665,917)                          -           -              -        690,643       690,643
                                              958,895   1,468,244        547,903        690,643     8,348,065
Dividends receivable                                -           -              -              -         3,827
Accounts receivable from American Enterprise
Life for contract purchase payments            23,235       3,575          1,803          1,803       130,700
Total assets                                  982,130   1,471,819        549,706        692,446     8,482,592
Liabilities                                                                                                 .
Payable to American Enterprise Life for:
Mortality and expense risk fee                    810       1,312            504            634         7,422
Issue and administrative fee                      162         262            101            127         1,486
Payable to mutual funds for
investments purchased                          23,235       3,575          1,803          1,803       133,083
Total liabilities                              24,207       5,149          2,408          2,564       141,991
Net assets applicable to contracts in
 accumulation period                         $957,923  $1,466,670       $547,298       $689,882    $8,340,601
Accumulation units outstanding                690,849   1,151,991        480,470        600,567
Net asset value per accumulation unit        $   1.39  $     1.27       $   1.14       $   1.15
See accompanying notes to financial statements.

PAGE 52

American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Operations (Unaudited)                                            For the nine month period ended Sept. 30, 1996
                                               __________________________Segregated Asset Subaccounts_________________________
                                                ECR          ESI          EMS         EMG         EIE         EAG          EMD
Investment income (loss):
Dividend income from mutual funds             $15,796     $ 54,759    $  4,209     $ 28,276     $12,001    $  5,139   $ 16,891
______________________________________________________________________________________________________________________________
Expenses:
Mortality and expense risk fee (Note 3)        16,917        9,861       1,071       11,564       4,635      10,641     16,155
Administrative charge (Note 4)                  3,383        1,972         214        2,313         927       2,128      3,231
______________________________________________________________________________________________________________________________
Total expenses                                 20,300       11,833       1,285       13,877       5,562      12,769     19,386
______________________________________________________________________________________________________________________________
Investment income
 (loss)-net                                    (4,504)      42,926       2,924       14,399       6,439      (7,630)    (2,495)
______________________________________________________________________________________________________________________________
Realized and Unrealized Gain (Loss) on Investments - net
______________________________________________________________________________________________________________________________
Realized gain (loss) on sales of
 investments in mutual funds:
Proceeds from sales                            73,889      136,291     142,482       81,245      21,153      35,306     50,852
Cost of investments sold                       72,783      137,961     142,483       76,994      20,439      33,007     46,654
______________________________________________________________________________________________________________________________
Net realized gain (loss) on investments         1,106       (1,670)         (1)       4,251         714       2,299      4,198
Net change in unrealized appreciation
or depreciation of investments                 41,610      (11,852)         --       81,738      14,164     101,724    200,519
______________________________________________________________________________________________________________________________
Net gain (loss) on investments                 42,716      (13,522)         (1)      85,989      14,878     104,023    204,717
______________________________________________________________________________________________________________________________
Net increase (decrease) from operations       $38,212     $ 29,404    $  2,923     $100,388     $21,317    $ 96,393   $202,222
______________________________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 53

American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Operations (Unaudited)(continued)                                 For the nine month period ended Sept. 30, 1996
                                                                                                                      Combined
                                          ___________________Segregated Asset Subaccounts_____________________________Variable
                                           EUS         EPA        ELA        ENO        EGI        EHY        EDI      Account

Investment income (loss):
Dividend income from mutual fund         $32,456     $ 6,056    $16,201    $    --    $157,276   $58,665    $78,311   $486,036
______________________________________________________________________________________________________________________________
Expenses:
Mortality and expense risk fee (Note 3)    7,758       3,968      4,758     24,457      28,751     9,122     13,194    162,852
Administrative charge (Note 4)             1,552         794        952      4,891       5,750     1,824      2,639     32,570
______________________________________________________________________________________________________________________________
Total  expenses                            9,310       4,762      5,710     29,348      34,501    10,946     15,833    195,422
______________________________________________________________________________________________________________________________
Investment income(loss) - net             23,146       1,294     10,491    (29,348)    122,775    47,719     62,478    290,614
______________________________________________________________________________________________________________________________
Realized and Unrealized Gain (Loss) on Investments - net
______________________________________________________________________________________________________________________________
Realized gain (loss) on sales of investments
in mutual fund portfolios:
Proceeds from sales                       44,823      18,436     19,347     34,059      65,744    153,423   132,707  1,009,757
Cost of investments sold                  44,936      16,726     17,540     31,247      64,256    151,225   133,214    989,465
______________________________________________________________________________________________________________________________
Net realized gain (loss) on investments     (113)      1,710      1,807      2,812       1,488      2,198      (507)    20,292
Net change in unrealized appreciation
or depreciation of investments           (16,845)     58,970     56,488    355,045     180,333     37,195     5,619  1,104,708
______________________________________________________________________________________________________________________________
Net gain (loss) on investments           (16,958)     60,680     58,295    357,857     181,821     39,393     5,112  1,125,000
______________________________________________________________________________________________________________________________
Net increase (decrease) from operations  $ 6,188     $61,974    $68,786   $328,509    $304,596    $87,112   $67,590 $1,415,614
______________________________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 54

American Enterprise Variable Annuity Account
________________________________________________________________________________________
Statements of Operations                       For the period Feb. 21, 1995 (commencement
                                                           of operations) to Dec. 31, 1995

                              ________________Segregated Asset Subaccounts________________
                               ECR        ESI     EMS      EMG       EIE      EAG    EMD _
Investment income (loss):
Dividend income from mutual
funds                        $26,607   $ 7,816  $ 2,941  $ 4,837  $ 2,378  $ 1,295 $     -
__________________________________________________________________________________________
Expenses:
Mortality and expense risk
fee (Note 3)                   2,888     1,265      705    1,881      710    1,834   1,671
Administrative charge (Note 4)   578       253      141      376      142      367     334
__________________________________________________________________________________________
Total expenses                 3,466     1,518      846    2,257      852    2,201   2,005
__________________________________________________________________________________________
Investment income
(loss) - net                  23,141     6,298    2,095    2,580    1,526     (906) (2,005)
__________________________________________________________________________________________

Realized and Unrealized Gain (Loss) on Investments - net
__________________________________________________________________________________________
Realized gain (loss) on sales of
 investments in mutual funds:
Proceeds from sales           28,264    19,561   64,400   21,572   10,599   26,474  20,429
Cost of investments sold      27,170    19,158   64,400   20,704   10,277   25,425  18,860
__________________________________________________________________________________________
Net realized gain (loss)
on investments                 1,094       403        -      868      322    1,049   1,569
Net change in unrealized
appreciation or depreciation
of investments                27,127    13,123        -   24,228    9,586   25,687  32,149
__________________________________________________________________________________________
Net gain on investments       28,221    13,526        -   25,096    9,908   26,736  33,718
__________________________________________________________________________________________
Net increase from operations $51,362   $19,824  $ 2,095  $27,676  $11,434  $25,830 $31,713
__________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 55

American Enterprise Variable Annuity Account
_________________________________________________________________________________________________________
Statements of Operations                                       For the period Feb. 21, 1995 (commencement
                                                                          of operations) to Dec. 31, 1995
                                                                                                 Combined
                                         __Segregated Asset Subaccounts__                        Variable
                              EUS       EPA      ELA      ENO       EGI       EHY         EDI     Account
_________________________________________________________________________________________________________
Investment income (loss):
Dividend income from mutual
fund portfolios              $ 8,584  $   33   $ 3,436  $    77   $ 1,692   $ 2,689   $ 1,516   $ 63,901
________________________________________________________________________________________________________
Expenses:
Mortality and expense risk
fee (Note 3)                   1,372     614       796    2,346     3,599     1,575     1,834     23,090
Administrative charge
(Note 4)                         274     123       159      469       720       315       367      4,618
________________________________________________________________________________________________________
Total expenses                 1,646     737       955    2,815     4,319     1,890     2,201     27,708
________________________________________________________________________________________________________
Investment income
(loss) - net                   6,938    (704)    2,481   (2,738)   (2,627)      799      (685)    36,193
________________________________________________________________________________________________________

Realized and Unrealized Gain (Loss) on Investments - net
________________________________________________________________________________________________________
Realized gain (loss) on sales
of investments in  mutual
fund portfolios:
Proceeds from sales           26,701   7,350    11,179   25,751    31,781    26,030    17,763    337,854
Cost of investments sold      26,547   7,192    11,264   24,257    30,224    25,607    17,491    328,576
________________________________________________________________________________________________________
Net realized gain (loss)
on investments                   154     158       (85)   1,494     1,557       423       272      9,278
Net change in unrealized
appreciation or depreciation
of investments                 3,669   5,796     8,786   70,635    88,301    15,338    24,726    349,151
________________________________________________________________________________________________________
Net gain on investments        3,823   5,954     8,701   72,129    89,858    15,761    24,998    358,429
________________________________________________________________________________________________________
Net increase from operations $10,761  $5,250   $11,182  $69,391   $87,231   $16,560   $24,313   $394,622
________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 56

American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Changes in Net Assets (Unaudited)                                 For the nine month period ended Sept. 30, 1996

                                   ________________________________Segregated Asset Subaccounts_______________________________
Operations                          ECR            ESI           EMS           EMG           EIE          EAG         EMD
______________________________________________________________________________________________________________________________
Investment income(loss) - net  $   (4,504)     $   42,926     $  2,924     $   14,399     $  6,439    $   (7,630)   $   (2,495)
Net realized gain
(loss) on investments               1,106          (1,670)          (1)         4,251          714         2,299         4,198
Net change in unrealized
appreciation or depreciation
of investments                     41,610         (11,852)          --         81,738       14,164       101,724       200,519
______________________________________________________________________________________________________________________________
Net increase (decrease)
from operations                    38,212          29,404        2,923        100,388       21,317        96,393       202,222
______________________________________________________________________________________________________________________________
Contract Transactions
______________________________________________________________________________________________________________________________
Variable annuity contract
 purchase payments              1,475,565       1,053,760      140,554      1,039,843      467,742       860,124     2,341,539
Net transfers*                    101,797        (125,919)    (147,872)       (47,870)      (9,758)       63,527       (23,124)
Contract terminations:
Surrender benefits (Note 6)       (39,208)        (35,627)         (30)       (27,840)      (5,437)      (15,938)      (23,038)
Death benefits                         --         (17,536)          --        (18,177)          --            --            --
______________________________________________________________________________________________________________________________
Increase (decrease) from
 contract transactions          1,538,154         874,678       (7,348)       945,956      452,547       907,713     2,295,377
______________________________________________________________________________________________________________________________
Net assets at
beginning of period               977,868         485,183      135,564        694,260      256,114       606,219       570,072
______________________________________________________________________________________________________________________________
Net assets at end of period    $2,554,234      $1,389,265     $131,139     $1,740,604     $729,978    $1,610,325    $3,067,671
______________________________________________________________________________________________________________________________
Accumulation Unit Activity
______________________________________________________________________________________________________________________________
Units outstanding at beginning
of period                         817,655         413,748      131,600        588,760      219,594       473,162       435,846
Contract purchase payments      1,206,662         904,932      134,521        868,744      387,948       631,307     1,670,277
Net transfers*                     82,641        (107,716)    (142,019)       (39,221)      (8,361)       45,564       (16,420)
Contract terminations:
Surrender benefits                (37,996)        (34,139)         (29)       (28,052)      (8,303)      (14,961)      (13,235)
Death benefits                         --         (15,233)          --        (14,956)          --            --            --
_______________________________________________________________________________________________________________________________
Units outstanding at
end of period                   2,068,962       1,161,592      124,073      1,375,275      590,878     1,135,072      2,076,468
_______________________________________________________________________________________________________________________________
*Includes transfer activity from (to) other Accounts and transfers from (to)American Enterprise Life for conversion from (to)
the fixed account.

See accompanying notes to financial statements.

PAGE 57

American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements  of  Changes in Net Assets                                                                For the nine month period
(Unaudited)(continued)                                                                                    ended Sept. 30, 1996
                                                           ____________________Segregated Asset Subaccounts___________________
Operations                                                          EUS            EPA              ELA             ENO
______________________________________________________________________________________________________________________________
Investment income (loss) - net                                 $   23,146        $  1,294         $ 10,491          $  (29,348)
Net realized gain
(loss) on investments                                                (113)          1,710            1,807               2,812
Net change in unrealized appreciation
or depreciation of investments                                    (16,845)         58,970           56,488             355,045
______________________________________________________________________________________________________________________________
Net increase (decrease) from operations                             6,188          61,974           68,786             328,509
______________________________________________________________________________________________________________________________
Contract Transactions
______________________________________________________________________________________________________________________________
Variable annuity contract purchase payments                       785,195         375,795          348,897           2,404,038
Net transfers*                                                    (48,611)        (15,482)         (13,411)            385,058
Contract terminations:
Surrender benefits (Note 6)                                       (17,399)         (6,987)          (5,097)            (26,190)
Death benefits                                                         --              --               --                  --
______________________________________________________________________________________________________________________________
Increase (decrease) from contract transactions                    719,185         353,326          330,389           2,762,906
______________________________________________________________________________________________________________________________
Net assets at beginning of period                                 449,450         205,676          298,422             957,923
______________________________________________________________________________________________________________________________
Net assets at end of period                                    $1,174,823        $620,976         $697,597          $4,049,338
______________________________________________________________________________________________________________________________
Accumulation Unit Activity
______________________________________________________________________________________________________________________________
Units outstanding at beginning of period                          413,258         192,917          303,151             690,849
Contract purchase payments                                        730,940         308,008          320,963           1,588,359
Net transfers*                                                    (44,693)        (13,206)         (12,509)            258,156
Contract terminations:
Surrender benefits                                                (18,939)         (7,692)          (6,903)            (24,413)
Death benefits                                                         --              --               --                  --
______________________________________________________________________________________________________________________________
Units outstanding at end of period                              1,080,566         480,027          604,702           2,512,951
______________________________________________________________________________________________________________________________
* Includes transfer activity from (to) other Accounts and transfers from (to) American Enterprise Life for conversion from (to)
the fixed account.

See accompanying notes to financial statements.

PAGE 58
American Enterprise Variable Annuity Account
______________________________________________________________________________________________________________________________
Statements of Changes in Net Assets                                                                  For the nine month period
(Unaudited)(continued)                                                                                    ended Sept. 30, 1996
                                                                                                                      Combined
                                                            _______________Segregated Asset Subaccounts_______________Variable
Operations                                                    EGI               EHY                EDI                 Account
______________________________________________________________________________________________________________________________

Investment income (loss) - net                             $  122,775       $   47,719          $   62,478          $  290,614
Net realized gain (loss) on investments                         1,488            2,198                (507)             20,292
Net change in unrealized appreciation or
depreciation of investments                                   180,333           37,195               5,619           1,104,708
______________________________________________________________________________________________________________________________
Net increase (decrease)
from operations                                               304,596           87,112              67,590           1,415,614
______________________________________________________________________________________________________________________________
Contract Transactions
______________________________________________________________________________________________________________________________
Variable annuity contract purchase payments                 2,391,802          956,669           1,288,641          15,930,164
Net transfers*                                                339,999         (215,894)           (140,393)            102,047
Contract terminations:
Surrender benefits (Note 6)                                   (50,546)         (21,460)            (22,521)           (297,318)
Death benefits                                                 (9,662)              --                  --             (45,375)
______________________________________________________________________________________________________________________________
Increase (decrease) from contract transactions              2,671,593          719,315           1,125,727          15,689,518
______________________________________________________________________________________________________________________________
Net assets at beginning of period                           1,466,670          547,298             689,882           8,340,601
______________________________________________________________________________________________________________________________
Net assets at end of period                                $4,442,859       $1,353,725          $1,883,199         $25,445,733
______________________________________________________________________________________________________________________________
Accumulation Unit Activity
______________________________________________________________________________________________________________________________
Units outstanding at beginning of period                    1,151,991          480,470             600,567
Contract purchase payments                                  1,774,583          816,592           1,120,209
Net transfers*                                                251,091         (183,144)           (121,031)
Contract terminations:
Surrender benefits                                            (39,403)         (21,608)            (22,881)
Death benefits                                                 (6,946)              --                  --
______________________________________________________________________________________________________________________________
Units outstanding at end of period                          3,131,316        1,092,310           1,576,864
______________________________________________________________________________________________________________________________
* Includes transfer activity from (to) other Accounts and transfers from (to) American Enterprise Life for conversion from (to)
the fixed account.

See accompanying notes to financial statements.

PAGE 59

American Enterprise Variable Annuity Account
____________________________________________________________________________________________________________
Statements of Changes in Net Assets                               For the period Feb. 21, 1995 (commencement
                                                                             of operations) to Dec. 31, 1995

                                                       Segregated Asset Subaccounts                        .
Operations                    ECR          ESI         EMS         EMG         EIE         EAG         EMD
____________________________________________________________________________________________________________
Investment income
(loss) - net                $ 23,141    $  6,298    $  2,095    $  2,580   $  1,526    $   (906)    $ (2,005)
Net realized gain
(loss) on investments          1,094         403           -         868        322       1,049        1,569
Net change in unrealized
appreciation or
depreciation of
investments                   27,127      13,123           -      24,228      9,586      25,687       32,149
____________________________________________________________________________________________________________
Net increase from operations  51,362      19,824       2,095      27,676     11,434      25,830       31,713
___________________________________________________________________________________________________________
Contract Transactions
____________________________________________________________________________________________________________
Variable annuity contract
purchase payments            906,083     465,579     192,695     668,364    248,520     557,366      549,262
Net transfers*                26,610         445     (59,226)        816        665      27,715        3,794
Contract terminations:
Surrender benefits (Note 6)   (6,187)       (665)          -      (2,596)    (4,505)     (4,692)     (14,697)
____________________________________________________________________________________________________________
Increase from
contract transactions        926,506     465,359     133,469     666,584    244,680     580,389      538,359
____________________________________________________________________________________________________________
Net assets at beginning
of period                          -           -           -           -          -           -            -
____________________________________________________________________________________________________________
Net assets at end
of period                   $977,868    $485,183    $135,564    $694,260   $256,114    $606,219     $570,072
____________________________________________________________________________________________________________
Accumulation Unit Activity
____________________________________________________________________________________________________________
Units outstanding at
beginning of period                -           -           -           -          -           -            -
Contract purchase payments   800,247     413,918     189,518     590,321    223,000     454,945      444,358
Net transfers*                22,925         434     (57,918)        767        597      22,093        3,027
Contract terminations:
Surrender benefits            (5,517)       (604)          -      (2,328)    (4,003)     (3,876)     (11,539)
____________________________________________________________________________________________________________
Units outstanding at
end of period                817,655     413,748     131,600     588,760    219,594     473,162      435,846
____________________________________________________________________________________________________________
* Includes transfer activity from (to) other Accounts and transfers from (to) American Enterprise Life for conversion from (to) the fixed account.
See accompanying notes to financial statements.

PAGE 60

American Enterprise Variable Annuity Account
_____________________________________________________________________________________________________________________
Statements of Changes in Net Assets                                        For the period Feb. 21, 1995 (commencement
                                                                                      of operations) to Dec. 31, 1995
                         ______________________Segregated Asset Subaccounts_____________________________     Variable
Operations                  EUS        EPA        ELA         ENO         EGI          EHY        EDI         Account
_____________________________________________________________________________________________________________________
Investment income
(loss) - net            $  6,938   $   (704)   $  2,481   $ (2,738)   $   (2,627)   $    799   $   (685)   $   36,193
Net realized gain
(loss) on investments        154        158         (85)     1,494         1,557         423        272         9,278
Net change in unrealized
appreciation  or
depreciation of
investments                3,669      5,796       8,786     70,635        88,301      15,338     24,726       349,151
_____________________________________________________________________________________________________________________
Net increase
from operations           10,761      5,250      11,182     69,391        87,231      16,560     24,313       394,622
_____________________________________________________________________________________________________________________
Contract Transactions
____________________________________________________________________________________________________________________
Variable annuity contract
purchase payments        439,825    201,104     288,402    887,679     1,410,722     555,962    667,230     8,038,793
Net transfers*               347        657         202     20,208         9,040     (24,548)       447         7,172
Contract terminations:
Surrender benefits
(Note 6)                  (1,483)    (1,335)     (1,364)   (19,355)      (40,323)       (676)    (2,108)      (99,986)
_____________________________________________________________________________________________________________________
Increase from
contract transactions    438,689    200,426     287,240    888,532     1,379,439     530,738    665,569     7,945,979
_____________________________________________________________________________________________________________________
Net assets at beginning
of period                      -          -           -          -             -           -          -             -
____________________________________________________________________________________________________________________
Net assets at end
of period               $449,450   $205,676    $298,422   $957,923    $1,466,670    $547,298   $689,882    $8,340,601
_____________________________________________________________________________________________________________________
Accumulation Unit Activity
_____________________________________________________________________________________________________________________
Units outstanding at
beginning of period            -          -           -          -             -           -          -
Contract purchase
payments                 414,325    193,497     304,194    690,494     1,177,088     502,860    602,054
Net transfers*               340        627         212     15,447         7,402     (21,772)       430
Contract terminations:
Surrender benefits        (1,407)    (1,207)     (1,255)   (15,092)      (32,499)       (618)    (1,917)
_______________________________________________________________________________________________________
Units outstanding at
end of period            413,258    192,917     303,151    690,849     1,151,991     480,470    600,567
_______________________________________________________________________________________________________
* Includes transfer activity from (to) other Accounts and transfers from (to) American Enterprise Life for conversion from (to) the fixed account.
See accompanying notes to financial statements.

PAGE 61
Notes to Financial Statements
___________________________________________________________________
1. Organization

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and with the subaccounts is registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the "1940 Act"). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of fourteen subaccounts. Each subaccount invests exclusively in shares of six funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the IDS Life Funds), or in shares of two portfolios of OCC Accumulation Trust (collectively, the OCC Portfolios), or in shares of two funds of G.T. Global (collectively, the G.T. Global Funds), or in shares of four funds of Putnam Capital Manager Trust (collectively, Putnam Funds). The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other subaccount, account or by American Enterprise Life. Purchase payments are allocated to any or all fourteen subaccounts or in the fixed account. The purchase payments allocated to the subaccounts are then invested in shares of the specific Portfolio or Fund selected.

IDS Life Investment Series, Inc., formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has three series of stock representing three separate, diversified funds - Capital Resource, International Equity and Aggressive Growth. IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the 1940 Act as diversified, open-end management investment companies. Purchase payments allocated to Aggressive Growth (EAG) subaccount invest in shares of IDS Life Aggressive Growth Fund; the International Equity
(EIE) subaccount invests in shares of IDS Life International Equity Fund; the Capital Resource (ECR) subaccount invests in shares of IDS Life Capital Resource Fund; the Managed (EMG) subaccount invests in shares of IDS Life Managed Fund; the Special Income
(ESI) subaccount invests in shares of IDS Life Special Income Fund; and the Moneyshare (EMS) subaccount invests in shares of IDS Life Moneyshare Fund.

OCC Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the 1940 Act as a diversified, open-end management investment company. The Managed Portfolio commenced operations on Sept. 16, 1994. The U.S. Government Income Portfolio commenced operations on Jan. 3, 1995. Purchase payments allocated to the Managed Portfolio (EMD)

PAGE 62
subaccount invest in shares of the Quest for Value Managed
Portfolio and the U.S. Government Income (EUS) subaccount invests in shares of the Quest for Value U.S. Government Income Portfolio.

Putnam Capital Manager was organized on Sept. 24, 1987 as a Massachusetts business trust and is registered under the 1940 Act as a diversified, open-end management investment company. The PCM New Opportunities Fund commenced operations on May 2, 1994. The PCM Growth and Income Fund and the PCM High Yield Fund commenced operations on Feb. 1, 1988. The PCM Diversified Income Fund commenced operations on Sept. 15, 1993. Purchase payments allocated to the PCM New Opportunities (ENO) subaccount invest in shares of the PCM New Opportunities Fund, The PCM Growth and Income
(EGI) subaccount invests in shares of the PCM Growth and Income Fund, the PCM High Yield (EHY) subaccount invests in shares of the PCM High Yield Fund and the PCM Diversified Income (EDI) subaccount invests in shares of the PCM Diversified Income Fund.

GT Global Variable Investment Series and GT Global Variable Investment Trust were organized as Massachusetts business trusts on May 26, 1992 and Sept. 17, 1992, respectively. They are registered under the 1940 Act as open-end management investment companies. GT Global Variable Latin America Fund commenced operations on Feb. 10, 1993, is registered as a non-diversified management investment company and is part of the GT Global Variable Investment Trust. GT Global Variable New Pacific Fund commenced operations on Feb. 10, 1993, is registered as a diversified management investment company and is part of the GT Global Variable Investment Series. Purchase payments allocated to the GT Global Variable Latin America (ELA) subaccount invest in shares of the GT Global Variable Latin America fund and the GT Global Variable New Pacific (EPA) subaccount invests in shares of the GT Global Variable New Pacific Fund.

American Enterprise Life issues the contracts which are distributed by banks and financial institutions either directly or through a network of third-party marketers. IDS Life Insurance Company, parent company of American Enterprise Life, serves as investment manager and distributor for the IDS Life Funds. American Express Financial Corporation serves as investment advisor to the IDS Life Funds.

OCC Distributors serves as exclusive distributor for the OCC
Portfolios. OpCap Advisors serves as investment manager for the Portfolios. State Street Bank and Trust Company serves as custodian for the Quest for Value Accumulation Trust.

LGT Asset Management serves as the distributor and the investment manager for the G.T. Global Funds. State Street Bank and Trust
Company serves as custodian for the G.T. Global Funds.

Putnam Mutual Funds serves as distributor and prinicpal underwriter for the Putnam Funds. Putnam Investment Management, Inc. serves as the Putnam Funds investment manager. Putnam Fiduciary Trust
Company serves as the Putnam Funds custodian.
PAGE 63
___________________________________________________________________
2. Summary of Significant Accounting Policies

Investments in the Mutual Fund
Investments in shares of the IDS Life Funds, the OCC Portfolios, the G.T. Global Funds, and the Putnam Funds (collectively, the Funds) are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios or the Funds are reinvested, net of any expenses payable to American Enterprise Life, in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

___________________________________________________________________
3.  Mortality and Expense Risk Fee

American Enterprise Life makes guarantees to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is applied daily to the subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the Funds in which they invest. It is equal, on an annual basis, to 1.25 percent of the subaccounts average daily net assets. This fee does not apply to the fixed account.

___________________________________________________________________
4.  Administrative Charge

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15 percent of the average daily net assets of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

PAGE 64
___________________________________________________________________
5.  Contract Administrative Charge

American Enterprise Life deducts an administrative charge of $30 per year on each contract anniversary. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge will be waived when the contract value is $50,000 or more on the current contract anniversary.

The $30 annual charge will be deducted at the time of any full surrender. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge.

___________________________________________________________________
6.  Surrender Charge

American Enterprise Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge will be deducted for surrenders during the first seven payment years following a purchase payment. Charges by American Enterprise Life for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amount to $14,355 for the nine month period ended Sept. 30, 1996 and $nil in 1995.

Such charges are not an expense of the subaccounts or Account.
They are deducted from contract surrender benefits paid by American Enterprise Life.

___________________________________________________________________
7.  Investment Transactions

The subaccounts' purchases of Fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                                                            For the period
                                                                    For the             from Feb. 21, 1995
                                                                 nine month               (commencement of
                                                               period ended                 operations) to
Subaccount   Investment                                      Sept. 30, 1996                  Dec. 31, 1995
___________________________________________________________________________________________________________
ECR          IDS Life Capital Resource Fund                     $ 1,609,651                      $  978,959
ESI          IDS Life Special Income Fund                         1,053,894                         491,218
EMS          IDS Life Moneyshare Fund                               138,060                         199,964
EMG          IDS Life Managed Fund                                1,049,540                         691,443
EIE          IDS Life International Equity Fund                     480,774                         257,070
EAG          IDS Life Aggressive Growth Fund                        936,715                         606,633
EMD          OCC Accumulation Trust Managed Portfolio             2,346,865                         557,379
EUS          OCC Accumulation Trust U.S. Government Portfolio       787,021                         472,031
EPA          GT Global VAriable New Pacific Fund                    373,604                         207,291
ELA          GT Global Variable Latin America Fund                  360,758                         301,238
ENO          Putnam New Opportunities Fund                        2,771,590                         912,517
EGI          Putnam Growth and Income Fund                        2,864,002                       1,410,167
EHY          Putnam High Yield Fund                                 921,547                         558,172
EDI          Putnam Diversified Income Fund                       1,322,528                         683,408
                                                                $17,016,549                      $8,327,490

PAGE 65
American Enterprise Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprising, respectively, the ECR, ESI, EMS, EMG, EIE, EAG, EMD, EUS, EPA, ELA, ENO, EGI, EHY and EDI subaccounts) as of December 31, 1995, and the related statements of operations and the statements of changes in net assets for the period from February 21, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 with the mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account at December 31, 1995 and the individual and combined results of its operations and the changes in its net assets for the period described above, in conformity with generally accepted accounting principles.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 15, 1996

PAGE 66
American Enterprise Life Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included in the prospectus for the purpose of informing investors as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

American Enterprise Life Insurance Company
Balance Sheet (Unaudited)                            Sept. 30, 1996

Assets                                                  (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
$1,283,488)                                             $1,291,545
Available for sale, at fair value (Amortized cost:
$1,873,442)                                              1,871,495
Mortgage loans on real estate
(Fair value: $557,518)                                     557,916
Other investments                                            3,305
                                                         3,724,261
Cash and cash equivalents                                   26,297
Accrued investment income                                   49,131
Deferred policy acquisition costs                          191,375
Other assets                                                 7,196
Separate account assets                                     25,495
Total assets                                            $4,023,755
Liabilities and Stockholder's Equity
Liabilities:
Future policy benefits for fixed annuities              $3,658,080
Policy claims and other policyholders' funds                28,261
Amounts due to brokers                                      20,683
Deferred income taxes                                        7,151
Other liabilities                                            3,865
Separate account liabilities                                25,495
Total liabilities                                        3,743,535
Stockholder's equity:
Capital stock, $100 par value per share;
100,000 shares authorized,
20,000 shares issued and outstanding                         2,000
Additional paid--in capital                                177,872
Net unrealized loss on investments                          (1,265)
Retained earnings                                          101,613
Total stockholder's equity                                 280,220
Total liabilities and stockholder's equity              $4,023,755
Commitments and contingencies (Note 4)

See accompanying notes.

PAGE 67
American Enterprise Life Insurance Company
Statement of Income (Unaudited)             Nine month period ended
                                                     Sept. 30, 1996
                                                        (thousands)
Revenues:
Net investment income                                     $197,700
Contractholder charges                                       3,987
Net realized loss on investments                            (4,212)
Total revenues                                             197,475
Benefits and expenses:
Interest credited on investment contracts                  138,006
Amortization of deferred policy
acquisition costs                                           22,414
Other operating expenses                                    10,002
Total expenses                                             170,422
Income before income taxes                                  27,053
Income taxes                                                 9,465
Net income                                                $ 17,588

See accompanying notes.

PAGE 68
American Enterprise Life Insurance Company
Statement of Cash Flows (Unaudited)         Nine month period ended
                                                     Sept. 30, 1996
                                                        (thousands)
Cash flows from operating activities:
Net income                                                $ 17,588
Adjustments to reconcile net income to
net cash provided by operating activities:
Change in accrued investment income                         (7,252)
Change in deferred policy acquisition
costs, net                                                 (20,801)
Change in other assets                                      (2,379)
Change in policy claims and other
policyholders' funds                                        16,620
Change in deferred income taxes                              1,697
Change in other liabilities                                 (3,164)
Amortization of premium
(accretion of discount), net                                (1,217)
Net realized loss on investments                             4,212
Other, net                                                    (127)
Net cash provided by operating activities                    5,177
Cash flows from investing activities:
Fixed maturities held to maturity:
 Purchases                                                 (14,940)
 Maturities                                                 18,241
 Sales                                                      11,904
Fixed maturities available for sale:
 Purchases                                                (527,089)
 Maturities                                                157,513
 Sales                                                      42,542
Other investments:
 Purchases                                                (176,753)
 Sales                                                      10,857
Change in amounts due to brokers                            20,520
Net cash used in investing activities                     (457,205)
Cash flows from financing activities:
Activity related to investment contracts:
 Considerations received                                   573,985
 Surrenders and other benefits                            (209,561)
 Interest credited to account balances                     138,005
Change in securities sold under repurchase agreements      (67,000)
Net cash provided by financing activities                  435,429
Net increase (decrease) in cash and cash
equivalents                                                (16,599)
Cash and cash equivalents at beginning
of year                                                     42,896
Cash and cash equivalents at end of year                  $ 26,297

See accompanying notes.

PAGE 69
American Enterprise Life Insurance Company
Notes to Financial Statements
Sept. 30, 1996 ($ Thousands) (Unaudited)

1. General

In the opinion of the management of American Enterprise Life Insurance Company (the Company), the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of Sept. 30, 1996, and the related statement of income and statement of cash flows for the nine month period ended Sept. 30, 1996.

The Company is a wholly owned subsidiary of IDS Life Insurance
Company which is a wholly owned subsidiary of American Express
Financial Corporation which is a wholly owned subsidiary of American Express Company.

2. Nature of business

The Company is domiciled in Indiana and licensed to transact insurance business in 46 states. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

3. Statement of cash flows

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents.
These securities are carried principally at amortized cost which approximates market value.

Cash paid for interest on borrowings totaled $951 for the nine months ended Sept. 30, 1996. Cash paid for income taxes totaled
$11,491 for the nine months ended Sept. 30, 1996.

4. Commitments and contingencies

The Company is a defendant in various lawsuits, none of which, in the opinion of the Company counsel, will result in material liability.

PAGE 70

American Enterprise Life Insurance Company
Balance Sheets

                                                                          Dec. 31,
Assets                                                              1995           1994
                                                                         (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1995, $1,357,977; 1994, $1,040,663)                              $1,308,251    $1,130,752
Available for sale, at fair value (Amortized cost:
1995, $1,546,025; 1994, $1,186,545)                               1,596,985     1,119,371
                                                                  2,905,236     2,250,123
Mortgage loans on real estate
(Fair value:  1995, $419,557; 1994, $204,883)                       393,020       219,445
Other investments                                                     4,055            28
Total investments                                                 3,302,311     2,469,596
Cash and cash equivalents                                            42,896        53,358
Accrued investment income                                            41,879        33,928
Deferred policy acquisition costs                                   170,574       137,648
Deferred income taxes                                                    --        17,065
Other assets                                                          4,817           691
Separate account assets                                               8,483            --
Total assets                                                     $3,570,960    $2,712,286
Liabilities and Stockholder's Equity
Liabilities:
Future policy benefits for fixed annuities                       $3,155,651    $2,480,122
Policy claims and other policyholders' funds                         11,641        15,706
Amounts due to brokers                                                  163        48,872
Securities sold under repurchase agreements                          67,000            --
Deferred income taxes                                                24,177            --
Other liabilities                                                     7,029         4,331
Separate account liabilities                                          8,483            --
Total liabilities                                                 3,274,144     2,549,031
Stockholder's equity:
Capital stock, $100 par value per share;
100,000 shares authorized,
20,000 shares issued and outstanding                                  2,000         2,000
Additional paid--in capital                                         177,872       142,872
Net unrealized gain (loss) on investments                            33,124       (43,689)
Retained earnings                                                    83,820        62,072
Total stockholder's equity                                          296,816       163,255
Total liabilities and stockholder's equity                       $3,570,960    $2,712,286
Commitments and contingencies (Note 7)

See accompanying notes.
/TABLE

PAGE 71
American Enterprise Life Insurance Company
Statements of Income

                                                  Years ended Dec. 31,
                                               1995      1994       1993
                                                       (thousands)
Revenues:
Net investment income                        $223,706   $162,201   $124,532
Contractholder charges                          4,214      2,753      1,047
Net realized gain (loss) on investments        (1,154)    (1,190)       576
Total revenues                                226,766    163,764    126,155
Benefits and expenses:
Interest credited on investment contracts     162,662    112,977     78,538
Amortization of deferred policy
acquisition costs                              20,459     14,052     15,992
Other operating expenses                       10,205      6,523      3,369
Total expenses                                193,326    133,552     97,899
Income before income taxes                     33,440     30,212     28,256
Income taxes                                   11,692     10,574     10,033
Net income                                   $ 21,748   $ 19,638   $ 18,223

See accompanying notes.
/TABLE

PAGE 72
American Enterprise Life Insurance Company
Statements of Cash Flows

                                                    Years ended Dec. 31,
                                               1995        1994          1993
                                                        (thousands)
Cash flows from operating activities:
Net income                                   $ 21,748   $   19,638  $    18,223
Adjustments to reconcile net income to
net cash used in operating activities:
Change in accrued investment income            (7,951)      (8,543)      (7,654)
Change in deferred policy acquisition
costs, net                                    (32,926)     (37,642)     (36,800)
Change in other assets                         (4,126)        (512)         (43)
Change in policy claims and other
policyholders' funds                           (4,065)       1,270        1,792
Change in deferred income taxes                  (119)      (3,925)       3,089
Change in other liabilities                     2,698          872         (991)
Amortization of premium
(accretion of discount), net                   (2,321)       1,812       (3,327)
Net realized (gain) loss on investments         1,154        1,190         (576)
Net cash used in operating activities         (25,908)     (25,840)     (26,287)
Cash flows from investing activities:
Fixed maturities held to maturity:
 Purchases                                   (252,583)    (136,330)          --
 Maturities                                    25,754       84,514           --
 Sales                                         33,849        1,469           --
Fixed maturities available for sale:
 Purchases                                   (485,250)    (569,459)          --
 Maturities                                    85,629       64,116           --
 Sales                                         57,576       54,755           --
Fixed maturites:
 Purchases                                         --           --   (1,066,094)
 Maturities                                        --           --      231,446
 Sales                                             --           --      302,122
Other investments:
 Purchases                                   (183,892)    (192,488)     (26,792)
 Sales                                          5,543          112           22
Change in amounts due to brokers              (48,709)      21,181       10,948
Net cash used in investing activities        (762,083)    (672,130)    (548,348)
Cash flows from financing activities:
Activity related to investment contracts:
 Considerations received                      709,127      745,053      769,355
 Surrenders and other benefits               (196,260)    (113,644)    (336,316)
 Interest credited to account balances        162,662      112,977       78,538
Change in securities sold under
 repurchase agreements                         67,000      (30,000)      15,000
Capital contribution from parent               35,000       35,000       50,000
Net cash provided by financing activities     777,529      749,386      576,577
Net (decrease) increase in cash and cash
equivalents                                   (10,462)      51,416        1,942
Cash and cash equivalents at beginning
of year                                        53,358        1,942           --
Cash and cash equivalents at end of year    $  42,896    $  53,358  $     1,942

See accompanying notes.
/TABLE

PAGE 73
American Enterprise Life Insurance Company
Notes to Financial Statements ($ thousands)

1.  Summary of significant accounting policies

Nature of business

American Enterprise Life Insurance Company (the Company) is domiciled in Indiana and is licensed to transact insurance business in 46 states at Dec. 31, 1995. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

The Company's principal annuity product in terms of amount in force is the fixed deferred annuity. The annuity contract guarantees a minimum interest rate during the accumulation period (the time before annuity payments begin), although the Company normally pays a higher rate reflective of current market rates. The fixed annuity provides for a surrender charge during the first seven to ten years after a purchase payment is made. The Company has also adopted a practice whereby the higher current rate is guaranteed for a specified period. The Company also offers a variable annuity product under the name AEL Personal Porfolio Annuity. This is a fixed/variable annuity offering the purchasers a choice among mutual funds with portfolios of equities, bonds, managed assets and/or short-term securities, and the Company's general account, as the underlying investment vehicles. With respect to funds applied to the variable portion of the annuity, the purchaser, rather than the Company, assumes the investment risks and receives the rewards inherent in the ownership of the underlying investment. The AEL Personal Portfolio Annuity provides for a surrender charge during the first six years after a purchase payment is made.

Basis of presentation

The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PAGE 74
1.  Summary of significant accounting policies (continued)

Investments

Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity.

Management determines the appropriate classification of fixed maturities at the time of purchase and reevaluates the classification at each balance sheet date.

Mortgage loans on real estate are carried principally at the unpaid principal balances of the related loans. Other investments include equity securities. When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income. Equity securities are carried at market value and the related net unrealized appreciation or depreciation is reported as a credit or charge to stockholder's equity.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Statements of cash flows

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents.
These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended Dec. 31 is summarized as follows:

                                       1995      1994      1993
Cash paid during the year for:
  Income taxes                       $11,389   $14,750     $7,020
  Interest on borrowings                 979       669        238

PAGE 75
1.  Summary of significant accounting policies (continued)

Recognition of profits on fixed annuity contracts

The Company issues single premium deferred annuity contracts that provide for a surrender charge at annually decreasing rates upon withdrawal of the annuity accumulation value by the contract owner. No front sales load is deducted from the contract considerations received on these contracts ("no load" annuities). All of the Company's single premium deferred annuity contracts provide for crediting the contract owners' accumulations at specified rates of interest. Such rates are revised by the Company from time to time based on changes in the market investment yield rates for fixed-income securities.

Profits on single premium deferred annuities and installment annuities are recognized by the Company over the lives of the contracts and represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

Deferred policy acquisition costs

The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized based upon surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners.

Liabilities for future policy benefits

Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with various interest rates ranging from 5.5 percent to 9.5 percent, depending on year of issue.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation and its subsidiaries that American Express Financial Corporation will reimburse a subsidiary for any tax benefit.

Included in other liabilities at Dec. 31, 1995 and 1994 are $1,813 and $1,353, respectively, payable to IDS Life for federal income taxes.

PAGE 76
1.  Summary of significant accounting policies (continued)

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management and mortality and expense assurance fees from the variable annuity and variable life insurance mutual funds and separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

Accounting changes

The Financial Accounting Standards Board's (FASB) SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," is effective Jan. 1, 1996. The new rule is not expected to have a material impact on the Company's results of operations or financial condition.

The Company's adoption of SFAS No. 114 as of Jan. 1, 1995 is discussed in Note 2.

The Company adopted SFAS No. 115, "Accounting for Certain
Investments in Debt and Equity Securities." The effect of adopting the new rule was to increase stockholder's equity by approximately $14 million, net of tax, as of Jan. 1, 1994, but the adoption had no impact on the Company's net income.

Reclassification

Certain 1994 and 1993 amounts have been reclassified to conform to the 1995 presentation.

2.  Investments

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

PAGE 77
2.  Investments (continued)

Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                1995          1994        1993

Fixed maturities:
 Held to maturity              $139,815    $(132,842)   $     --
 Available for sale             118,134      (88,775)         --
 Investment securities               --           --      24,390

Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                 1995         1994        1993

Fixed maturities               $(1,114)     $(1,198)      $568
Other investments                  (40)           8          8
                               $(1,154)     $(1,190)      $576

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                              Gross         Gross
                               Amortized    Unrealized    Unrealized     Fair
    Held to maturity              Cost        Gains         Losses       Value
    U.S. Government agency
     obligations               $   16,050     $   570      $   --     $   16,620
    State and municipal
     obligations                    3,004         110          --          3,114
    Corporate bonds and
      obligations               1,068,971      53,544       5,427      1,117,088
    Mortgage-backed
     securities                   220,226       2,460       1,531        221,155
                               $1,308,251     $56,684      $6,958     $1,357,977

    Available for sale

    U.S. Government agency
     obligations               $      543     $    14      $   --     $      557
    State and municipal
     obligation                       999          25          --          1,024
    Corporate bonds and
     obligations                  520,978      26,751         436        547,293
    Mortgage-backed
     securities                 1,023,505      26,731       2,125      1,048,111
    Total fixed maturities      1,546,025      53,521       2,561      1,596,985
    Equity securities                   3          --          --              3
                               $1,546,028     $53,521      $2,561     $1,596,988

The change in net unrealized gain (loss) on available for sale securities included as a separate component of stockholder's equity was $76,813 in 1995.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1994 are as follows:

PAGE 78
2.  Investments (continued)

                                              Gross         Gross
                               Amortized    Unrealized    Unrealized     Fair
    Held to maturity              Cost        Gains         Losses       Value
    U.S. Government agency
     obligations               $    2,030      $   --       $    32    $    1,998
    State and municipal
     obligations                    3,004          41            --         3,045
    Corporate bonds and
     obligations                  886,477       4,270        66,886       823,861
    Mortgage-backed securities    239,241         985        28,467       211,759
                               $1,130,752      $5,296       $95,385    $1,040,663

    Available for sale
    U.S. Government agency
     obligations               $   25,440      $   --       $   476    $   24,964
    State and municipal
     obligations                      999          22            --         1,021
    Corporate bonds and
     obligations                  259,144       1,050         4,953       255,250
    Mortgage-backed securities    900,962         418        63,244       838,136
    Total fixed maturities      1,186,545       1,499        68,673     1,119,371
    Equity securities                  67          --            39            28
                               $1,186,612      $1,499       $68,712    $1,119,399

The change in net unrealized gain (loss) on available for sale securities included as a separate component of stockholder's equity was $(43,695) in 1994.

The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1995 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                               Amortized        Fair
    Held to maturity              Cost          Value

    Due in one year or less    $    4,746    $    4,835
    Due from one to five years    127,391       132,641
    Due from five to ten years    748,370       783,865
    Due in more than ten years    207,518       215,480
    Mortgage-backed securities    220,226       221,156
                               $1,308,251    $1,357,977

                                Amortized       Fair
    Available for sale            Cost          Value

    Due in one year or less    $   45,205    $   45,513
    Due from one to five years    165,582       172,879
    Due from five to ten years    261,512       277,089
    Due in more than ten years     50,222        53,394
    Mortgage-backed securities  1,023,504     1,048,110
                               $1,546,025    $1,596,985

During the year ended Dec. 31, 1995, fixed maturities classified as held to maturity were sold with proceeds of $33,849 and gross realized gains and losses on such sales were $552 and $1,512, PAGE 79
2.  Investments (continued)

respectively. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness. As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain
Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $14,031 and net unrealized gains of $15 from held to maturity to available for sale in December 1995.

In addition, fixed maturites available for sale were sold during 1995 with proceeds of $57,576 and gross realized gains and losses on such sales were $nil and $646, respectively.

During the year ended Dec. 31, 1994, fixed maturities classified as held to maturity were sold with proceeds of $1,469 and gross realized gains and losses on such sales were $nil and $278, respectively. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturites available for sale were sold during 1994 with proceeds of $54,755 and gross realized gains and losses on such sales were $112 and $1,059, respectively.

At Dec. 31, 1995, bonds carried at $2,775 were on deposit with various states as required by law.

Net investment income for the years ended Dec. 31 is summarized as follows:

                                  1995         1994        1993

Interest on fixed maturities    $198,829     $151,599    $123,822
Interest on mortgage loans        24,969        9,202         858
Interest on cash equivalents         829        1,452         258
Other                                921          824         210
                                 225,548      163,077     125,148
Less investment expenses           1,842          876         616
                                $223,706     $162,201    $124,532

Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $85 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

PAGE 80
2.  Investments (continued)

               Rating                     1995          1994

    Aaa/AAA                            $1,246,755    $1,151,235
    Aa/AA                                  39,055        27,882
    Aa/A                                   18,076        23,030
    A/A                                   435,957       299,856
    A/BBB                                 148,713       125,633
    Baa/BBB                               671,896       419,369
    Baa/BB                                 81,821        99,036
    Below investment grade                212,003       171,256
                                       $2,854,276    $2,317,297

At Dec. 31, 1995, approximately 92 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At Dec. 31, 1995, approximately 11.9 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                       Dec. 31, 1995                Dec. 31, 1994
                                 On Balance    Commitments    On Balance    Commitments
          Region                    Sheet      to Purchase       Sheet      to Purchase
    East North Central            $ 81,456       $ 7,485       $ 43,162       $17,349
    West North Central              34,819         9,980          6,695         7,590
    South Atlantic                  82,442        25,781         52,611        10,301
    Middle Atlantic                 73,958        20,790         51,838         8,132
    New England                     30,481        13,306         19,538         7,590
    Pacific                         15,992         4,158         10,147            --
    West South Central               6,649           832          4,996            --
    East South Central               4,948            --          5,029            --
    Mountain                        62,275           832         25,429         3,253
                                  $393,020       $83,164       $219,445       $54,215

                                       Dec. 31, 1995                Dec. 31, 1994
                                 On Balance    Commitments    On Balance    Commitments
         Property type              Sheet      to Purchase       Sheet      to Purchase

    Apartments                    $130,601       $14,554        $ 80,016      $13,554
    Department/retail stores       138,378        34,097          78,486       21,686
    Office buildings                59,601         9,980          26,559       10,843
    Industrial buildings            31,259         9,148          21,837        4,879
    Nursing/retirement homes         8,190         1,663           6,521           --
    Mixed Use                        5,317            --              --           --
    Hotels/Motels                    3,266        10,811              --           --
    Other                               --           416              --           --
    Medical buildings               16,408         2,495           6,026        3,253
                                  $393,020       $83,164        $219,445      $54,215

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar

PAGE 81
2.  Investments (continued)

maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

As of Jan.1, 1995, the Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan" (SFAS No. 114), as amended by Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures".
The adoption of the new rules did not have a material impact on the Company's results of operations or financial condition.

SFAS No. 114 applies to all loans except for smaller-balance homogeneous loans, that are collectively evaluated for impairment. Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded as a reserve for investment losses.

Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan until it has been recovered. Once the recorded investment has been recovered, any additional payments are recognized as interest income.

The reserve for investment losses is maintained at a level that management believes is adequate to absorb estimated credit losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for investment losses. The Company did not have a reserve recorded at Dec. 31, 1995.

3.  Income taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

PAGE 82
3.  Income taxes (continued)

The income tax expense consists of the following:

                                   1995         1994       1993

    Federal income taxes:
      Current                     $11,753     $14,454    $ 6,928
      Deferred                       (119)     (3,925)     3,089
                                   11,634      10,529     10,017

    State income taxes-current         58          45         16
    Income tax expense            $11,692     $10,574    $10,033

Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                   1995                         1994                      1993
                          Provision       Rate         Provision      Rate       Provision       Rate
     Federal income
     taxes based on the
     statutory rate        $11,704        35.0%         $10,574      35.0%        $ 9,889       35.0%
    Increases (decreases)
     are attributable to:
    Deferred tax adjustment
     due to rate increase       --          --               --        --             210        0.8
    Tax-excluded interest      (69)       (0.2)             (81)     (0.3)            (86)      (0.3)
    Other, net                  (1)       (0.0)              36       0.1               4         --
    Federal income taxes   $11,634        34.8%         $10,529      34.8%        $10,017       35.5%

Significant components of the Company's deferred tax assets and liabilities as of Dec.31 are as follows:

                                             1995            1994
    Deferred tax assets:
    Policy reserves                        $ 45,482         $34,732
    Investments                                  --          20,491
    Other                                     2,036           1,592
    Total deferred tax assets                47,518          56,815

    Deferred tax liabilities:
    Deferred policy acquisition costs        50,350          39,750
    Investments                              21,345              --
    Total deferred tax liabilities           71,695          39,750
    Net deferred tax assets (liabilities)  $(24,177)        $17,065

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

PAGE 83
4.  Stockholder's equity

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $7,553 and $3,165 as of Dec.31, 1995 and 1994, respectively.

Statutory net income and stockholder's equity as of Dec.31, are summarized as follows:

                                  1995          1994         1993

Statutory net income            $ 15,499      $  8,131     $ 10,855
Statutory stockholder's equity   187,425       148,037      112,907

5.  Related party transactions

Charges by American Express Financial Corporation for use of joint facilities and other services aggregated $10,380, $5,581 and $4,059 for 1995, 1994 and 1993, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.  Lines of credit

The Company has available lines of credit with two banks of $30,000 at 45 to 80 basis points over each bank's cost of funds. There were no borrowings outstanding under these agreements at Dec.31, 1995 or 1994.

7.  Commitments and contingencies

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance has resulted in substantial assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. The Company expects additional future assessments related to past insolvencies and rehabilitations. Management has estimated the impact of future assessments on the Company's financial position and recorded a reserve for such future assessments.

8.  Derivative financial instruments

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company manages risks associated with these instruments as described below. The Company does not hold derivative instruments for trading purposes.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest

PAGE 84
8.  Derivative financial instruments (continued)

rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

Credit exposure related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

                       Notional   Carrying    Fair   Total Credit
Dec.31, 1995            Amount      Value    Value     Exposure

Assets
Interest rate caps      $400,000   $4,052   $1,574     $1,574

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to rising interest rates. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The cost of interest rate caps is amortized to interest expense over the life of the contracts and payments received as a result of these agreements are recorded as a reduction of interest expense when realized. The amortized cost of interest rate cap contracts is included in other investments.

PAGE 85
9.  Fair values of financial instruments

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practical to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                        1995                             1994
                              Carrying          Fair           Carrying            Fair
    Financial Assets           Value           Value           Value              Value
    Investments:
    Fixed maturities
     (Note 2):
    Held to maturity        $1,308,251      $1,357,977      $1,130,752         $1,040,663
    Available for sale       1,596,985       1,596,985       1,119,371          1,119,371
    Mortgage loans on real
     estate (Note 2)           393,020         419,557         219,445            204,883
    Equity securities
     (Note 2)                        3               3              28                 28
    Derivative financial
     instruments (Note 8)        4,052           1,574              --                 --
    Cash and cash
    equivalents (Note 1)        42,896          42,896          53,358             53,358
    Separate account assets
     (Note 1)                    8,483           8,483              --                 --

    Financial Liabilities
    Future policy benefits for
      fixed annuities        3,149,087       2,997,716       2,474,920          2,347,665
    Separate account
     liabilities                 8,483           8,075              --                 --

At Dec. 31, 1995 and 1994, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $6,564 and $5,202, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1995 and 1994. The fair value of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1995 and 1994.

PAGE 86
Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1995 and 1994, and the related statements of income and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain investments in debt and equity securities in 1994.



Ernst & Young LLP
February 2, 1996
Minneapolis, Minnesota

PAGE 87
STATEMENT OF DIFFERENCES

Difference                        Description

1)  Text deletion.                1)  In Performance information,
                                      the word "following" was
                                      deleted from the second
                                      paragraph.

2)  Text deletion.                2)  In The variable account,
                                      the sentence "All
                                      obligations arising under
                                      the contracts are general
                                      obligations of IDS Life,"
                                      was deleted from the second
                                      to the last paragraph.

3)  Text addition.                3)  The last three lines in the
                                      table of contents of the
                                      Statement of Additional
                                      Information were added.

4)  Number change.                4)  A figure was changed from
                                      0.25, to 0.15 in the Notes
                                      to Financial Statements,
                                      under item "4. Administrative
                                      Charge."